As filed with the Securities and Exchange Commission on May 23, 2008

1933 Act File No. 333-

1940 Act File No. 811-22204

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☐  Post-Effective Amendment No.

and

☒  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY OF 1940

☐  Amendment No.

TCW Commodity Strategy and Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

865 South Figueroa Street

Los Angeles, California 90017

(Address of Principal Executive Offices)

(213) 244-0000

(Registrant’s Telephone Number, including Area Code)

Philip K. Holl, Secretary

865 South Figueroa Street

Los Angeles, California 90017

(Name and Address of Agent for Service)

Copies of Communications to:

Douglas P. Dick, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☐

It is proposed that this filing will become effective when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)(2)	Proposed Maximum Offering Price Per Unit	Proposed Maximum Offering Price(2)	Amount of Registration Fee
Common Shares, $0.001 par value	100,000 shares	$15.00	$1,500,000	$58.95

(1)	Includes shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.
(2)	Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(o) under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.

SUBJECT TO COMPLETION, DATED MAY 23, 2008

The information in this preliminary prospectus is not complete and may be changed. The Fund may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This preliminary prospectus is not an offer to sell these securities and is not soliciting offers to buy these securities in any jurisdiction where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

TCW Commodity Strategy and Income Fund, Inc.

[            ] Shares of Common Stock

$[            ] per share

The Fund. TCW Commodity Strategy and Income Fund, Inc. (the “Fund”) is a recently organized, non-diversified, closed-end management investment company. TCW Investment Management Company (the “Advisor”) will serve as the Fund’s investment advisor.

Investment objective. The Fund’s investment objective is total return. The “total return” sought by the Fund consists of income and capital gains earned on the Fund’s investments, plus capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. There can be no assurance that the Fund will achieve its investment objective.

Investment strategy. The Fund will seek to achieve its investment objective by investing its managed assets, under normal market conditions, primarily in a combination of commodity-linked derivative securities; derivative instruments for hedging, risk management and investment purposes; and equity securities of large capitalization companies. To generate option premiums, the Fund intends under normal market conditions to employ an equity “buy-write” strategy by selling equity index call options on the Standard and Poor’s 500® Index (“S&P 500®”).

(continued on the following page)

Because the Fund is recently organized, its shares of common stock (“common shares”) have no history of public trading. Shares of closed-end management investment companies frequently trade at prices lower than their net asset value (often referred to as a “discount”), which may increase investor risk of loss. The risk of loss due to this discount may be greater for initial investors expecting to sell their shares in a relatively short period after completion of the initial public offering.

The Fund’s investment strategy involves a high degree of risk. You could lose some or all of your investment. Certain of these risks are summarized in “Risks of the Fund” beginning on page 28 of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

	Per Share			Total(1)
Public Offering Price	$	[	]	$

Sales Load(2)	$	[	]	$

Estimated Offering Expenses(3)	$	[	]	$

Proceeds to the Fund	$	[	]	$

(1)	The Fund has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days of the date of this Prospectus to cover over-allotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering expenses and proceeds to the Fund will be $ , $ , $ and $ respectively.
(2)	The Advisor (not the Fund) has agreed to pay from its own assets a structuring fee to [ ]. See “Underwriting.” The total compensation received by the underwriters will not exceed [ ]% of the total public offering price of the common shares offered hereby.
(3)	In addition to the sales load, the Fund will pay offering costs of up to $[ ] per share, estimated to total $ . The Advisor has agreed to pay the amount by which the aggregate of all the Fund’s offering costs (other than sales loads) exceeds $[ ] per share.

The underwriters expect to deliver the common shares to purchasers on or about                     , 2008.

[            ]

[            ]

The date of this Prospectus is                     , 2008.

(continued from cover page)

Exchange listing. The Fund’s common shares are expected to be listed on the New York Stock Exchange under the trading or “ticker” symbol “             .”

Leverage. Although it has no current intention to do so, the Fund reserves the flexibility to issue debt securities or engage in borrowings to add leverage to its portfolio. The Fund will also enter into derivatives transactions that may in certain circumstances produce effects similar to leverage. If the Fund engages in borrowing, it anticipates limiting such leverage to 33 1/3% of the Fund’s total assets (including the proceeds of the leverage) immediately after such borrowing. However, the Fund reserves the right to utilize leverage to the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved. See “Leverage” and “Risks of the Fund—Leverage Risk.”

You should read this Prospectus, which contains important information about the Fund that you should know before deciding whether to invest, and retain it for future reference. A Statement of Additional Information, dated [                    ], 2008, containing additional information about the Fund, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated by reference in its entirety into this Prospectus, which means that it is part of this Prospectus for legal purposes. You may request a free copy of the Statement of Additional Information, the table of contents of which is on page 60 of this Prospectus, and the annual and semi-annual reports to shareholders, when available, by calling (800) FUND-TCW or by writing to the Fund. You can review and copy documents the Fund has filed at the SEC’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The SEC charges a fee for copies. You can get the same information free from the SEC’s website (http:// www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

You can also visit our website at http://www.tcw.com for additional information about the Fund, including the Statement of Additional Information and the annual and semi-annual reports.

The Fund’s common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Fund has not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. The Fund will notify shareholders promptly of any material change to this Prospectus during the period the Fund is required to deliver the Prospectus. The Fund’s business, financial condition and prospects may have changed since the date of this Prospectus.

Until                     , 2008 (25 days after the date of this Prospectus) all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a Prospectus. This is in addition to the dealer’s obligation to deliver a Prospectus when acting as an underwriter and with respect to their unsold allotments or subscriptions.

Prospectus Summary

This is only a summary. This summary may not contain all of the information that you should consider before investing in the Fund’s common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information, especially the information set forth under the heading “Risks of the Fund” on page 28 of this Prospectus.

The Fund	TCW Commodity Strategy and Income Fund, Inc. (the “Fund”) is a recently organized, non-diversified, closed-end management investment company. TCW Investment Management Company (the “Advisor”) will serve as the Fund’s investment advisor.

The Offering	The Fund is offering [ ] shares at an initial public offering price of $[ ] per share through a group of underwriters led by [ ]. An investor must purchase at least [ ] common shares ($[ ]) in order to participate in this offering. The underwriters have been granted an option to purchase up to [ ] additional common shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments. See “Underwriting.” The Advisor has agreed to pay the Fund’s organizational expenses and offering costs (other than the sales load) that exceed $[ ] per common share.

Investment Objective	The Fund’s investment objective is total return. The “total return” sought by the Fund consists of income and capital gains earned on the Fund’s investments, plus capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. The investment objective and certain investment policies are not considered fundamental and may be changed without shareholder approval; however, shareholders will be notified in writing of any change in the Fund’s investment objective at least 60 days prior to any change. There can be no assurance that the Fund will achieve its investment objective. See “The Fund’s Investments—Investment Objective.”

Investment Strategy

The Fund will seek to achieve its investment objective by investing its managed assets, under normal market conditions, primarily in a combination of commodity-linked derivative securities; derivative instruments for hedging, risk management and investment purposes; and equity securities of large capitalization companies. To generate option premiums, the Fund intends under normal market conditions to employ an equity “buy-write” strategy by selling equity index call options on the S&P 500®. The S&P 500® includes 500 leading companies in leading industries of the U.S. economy. The S&P 500® focuses on the large capitalization segment of the U.S. equities market.

The Fund may invest in commodity-linked notes, swap agreements, commodity options, futures and options on futures. The Fund may also obtain commodity exposure through investment in [                    ], a wholly-owned special purpose subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which will invest primarily in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 15% of its total assets in the Subsidiary. The 15% limitation on the Fund’s investment in the Subsidiary is not considered a fundamental policy of the Fund, and may be changed by the Fund’s Board of Directors without shareholder approval, provided however that the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets.

The Fund may also invest in equity securities of large capitalization companies. These equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

Portfolio Composition	Detailed information about the Fund’s portfolio investments are contained in “The Fund’s Investments—Portfolio Composition” in this prospectus and “Additional Information Regarding Investment Techniques” in the Statement of Additional Information. Unless specifically noted, the Fund may invest in the following types of securities and instruments without limit.

Commodity-Linked Notes. The Fund may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. Commodity-linked structured notes provide exposure to the investment returns of “real assets” (i.e., assets that have tangible properties) that trade in the commodities markets without investing directly in physical commodities. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The commodity-linked structured notes and futures contracts in which the Fund expects to invest are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value.

Investment in Wholly-Owned Subsidiary. It is expected that the Subsidiary will invest primarily in commodity linked derivative instruments, including swap and option agreements, commodity options, futures and options on futures, but may also invest directly in commodities. Although the Fund may enter into commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that the Advisor believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary may also invest in inflation indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

The Fund may invest up to 15% of its total assets in the Subsidiary. The 15% limitation on the Fund’s investment in the Subsidiary is not considered a fundamental policy of the Fund, and may be changed by the Fund’s Board of Directors without shareholder approval, provided however that the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”) and recent IRS revenue rulings, as discussed below under “Taxation.”

Because the Fund may invest up to 15% of its total assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, subject to applicable asset coverage requirements. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, the Advisor will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund, including applicable asset coverage requirements. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

Commodity-Linked Derivative Instruments. In addition to commodity-linked notes, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures or option contract, a commodity index, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations.

Other commodity-linked derivative instruments in which the Fund and the Subsidiary may invest include the following:

Put and Call Options. The Fund and the Subsidiary may purchase and sell call and put options on commodity futures contracts, commodity indices, and swaps. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be exchange traded or traded over-the-counter (off the exchange markets) directly with dealers. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.

The Fund may write calls if they are “covered.” For calls on securities, that means the Fund must own and segregate the securities that are subject to the call. For other types of calls, the Fund must identify and segregate liquid assets equal to the market value of the instruments underlying the call to cover its obligation under the call. Rather than owning the underlying securities or segregating liquid assets, if the Fund writes a call option, it may also hold a separate call option on the underlying securities with a strike price no higher than the strike price of the call option written by the Fund.

The Fund may also write puts. When the Fund writes a put it must identify and segregate liquid assets equal to the strike price of the put (less any margin on deposit). When the Fund writes a put option, it may sell short the securities underlying the put option at the same or higher price than the strike price of the put option written by the Fund, and segregate liquid assets derived from the proceeds of the short sale equal to the strike price of the put (less any margin on deposit). The Fund may also purchase a put option on the securities underlying the put option written by the Fund if the strike price of the purchased put option is the same or higher than the strike price of the put option written by the Fund.

Futures Contracts. The Fund can buy and sell commodities futures contracts. Commodity futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made.

Commodity futures contracts are traded on futures exchanges, which offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. When purchasing stocks or bonds, the buyer acquires ownership in the security, however, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs as buyers typically close-out their position before expiration. The Fund’s investments in commodity futures contracts may involve substantial risks.

When the Fund enters into long positions on a futures contract, it must identify and segregate liquid assets equal to the purchase price of the contract (less any margin on deposit) to cover its obligation under the contract. Instead of segregating assets, when the Fund enters into a long position in a futures contract, it may also cover the position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When the Fund enters into a short position on a futures contract, it must identify and segregate liquid assets equal to the market value of the securities underlying the contract to cover its obligation under the contract. Instead of segregating assets, when the Fund enters into a short position in a futures contract, it may also cover the position by owning the securities underlying the position. See “The Fund’s Investments—Futures Contracts.”

Swap Contracts. The Fund may enter into swap transactions which are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

When the Fund enters into a swap transaction it must identify and segregate liquid assets equal to the market value of the swap agreement which would be based on the amount of the Fund’s day-to-day gain or loss on the swap agreement based on the underlying terms of the swap agreement. See “The Fund’s Investments—Swap Contracts.”

S&P 500® Swap and Futures Contracts. The Fund may seek to achieve leveraged returns through swap contracts on the S&P 500®. Under an S&P 500® swap contract, the Fund will, at the end of the term of the swap contract, make a payment that is based on a fixed interest rate in exchange for a payment from the swap counterparty that is based on the performance of the S&P 500®. The Fund’s S&P 500® swap contracts will be over-the-counter instruments—that is, they will not trade on a national securities exchange or electronic market—and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers. The Fund may also buy and sell futures contracts on the S&P 500®. Each S&P 500® futures contract is to buy or sell the cash value of the S&P 500® at a specific future date. S&P 500® futures contracts are valued at $50 times the S&P 500® futures price (with respect to an S&P “e-mini” contract) or $250 times the S&P 500® futures price (with respect to an S&P “big” contract).

Equity Securities. The Fund may also invest in equity securities of large capitalization companies. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but it is actually an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

S&P 500® Equity Buy-Write Strategy. Under normal market conditions, the Fund seeks to generate option premiums by employing an integrated S&P 500® equity buy-write strategy, which will include writing equity index call options on the S&P 500®. The Fund’s equity buy-write strategy seeks to generate long-term and short-term gains from the receipt of premiums from writing equity index call options to help the Fund achieve its total return investment objective.

Under the Fund’s equity buy-write strategy, in addition to the equity index call options on the S&P 500®, the Fund may write equity index call options on other related indices or securities (collectively, “Other Hedging Instruments”).

Writing index call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation of the Fund’s portfolio of common stocks. The Fund, in effect, sells the potential appreciation in the value of the S&P 500® or Other Hedging Instrument in exchange for the premium. The Fund will usually write call options “at-the-money” (i.e., the exercise price generally will be equal to the current level of the cash value of the S&P 500®) or “near-to-the-money” (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the S&P 500®), usually on a 2 weeks-1 year basis and for an amount for an amount up to 100% of the value of the equity securities held by the Fund.

If, at expiration, the purchaser exercises a call option sold by the Fund, the Fund will either: (i) pay the purchaser the difference between the cash value of the S&P 500® or Other Hedging Instrument and the exercise price of the call option (“cash settlement”); or (ii) in the case of a call option written on an individual security, deliver to the purchaser the securities on which the call option was written (“physical settlement”).

The Advisor generally expects to re-establish new call option positions on the expiration of positions written. If the value of a call option written increases significantly, the Fund may look to buy back the call option or close-out the call option written for cash settlement and then re-establish a call position by writing new at-the-money or near-to-the-money call options at higher exercise prices. If the price of the security or index underlying a call written declines, the Fund may seek to let call options expire or buy back any call options written and sell call options at lower exercise prices.

The equity buy-write strategy will be executed in listed or over-the-counter markets with major international banks, broker-dealers and financial institutions. Listed option markets may also be used for options listed on the United States and foreign futures exchanges.

The extent of the Fund’s call option writing activity will depend upon market conditions and the Advisor’s ongoing assessment of the attractiveness of writing equity index call options on the S&P 500® or Other Hedging Instruments.

Options in General. In general, an option on a security is a contract that gives the holder of the option, in return for the premium paid, the right to purchase from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. A call option whose exercise price is above the current price of the underlying stock is called “out-of-the-money,” a call option whose exercise price is equal to the current price of the underlying stock is called “at-the-money” and a call option whose exercise price is below the current price of the underlying stock is called “in-the-money.” The writer of an option on a security has the obligation upon exercise of the option to either close-out the position with a cash settlement or, in the case of a call option, deliver the underlying security upon payment of the exercise price or, in the case of a put option, pay the exercise price upon delivery of the underlying security.

The Fund may write calls if they are “covered.” For calls on securities, that means the Fund must own and segregate the securities that are subject to the call. For other types of calls, the Fund must identify and segregate liquid assets equal to the market value of the instruments underlying the call to cover its obligation under the call. Rather than owning the underlying securities or segregating liquid assets, if the Fund writes a call option, it may also hold a separate call option on the underlying securities with a strike price no higher than the strike price of the call option written by the Fund.

The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium paid for an option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as an asset and equivalent liability. The Fund then adjusts over time the asset or liability to the market value of the option. Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Fixed Income Instruments. The Fund and the Subsidiary may invest their assets in fixed income instruments, which may be used as collateral to cover derivative positions, including securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. U.S. government securities may also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently. U.S. government securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

Portfolio Turnover. The Fund will purchase and sell securities and derivative contracts to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities and the purchase and closing of derivatives positions. As a result of the S&P 500® equity buy-write strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. Higher portfolio turnover may decrease the after-tax return to shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively high core turnover of its portfolio. On an overall basis, the Fund’s annual turnover rate is expected to exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains. See “The Fund’s Investments—Portfolio Turnover” and “Taxation.”

Leverage

Although it has no current intention to do so, the Fund reserves the flexibility to issue debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into derivatives transactions that may in certain circumstances produce effects similar to leverage, although such leveraging effect is not limited by the percentage restrictions contained in this paragraph, provided that the Fund “covers” its obligations under such transactions as described in this prospectus. See “Leverage.” Derivative transactions that are covered in accordance with the Fund’s procedures will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. If the Fund engages in borrowing, it anticipates limiting such leverage to 33 1/3% of the Fund’s total assets (including the proceeds of the leverage) immediately after such borrowing. However, the Fund reserves the right to utilize leverage in either manner to the extent permitted under the 1940 Act (as described below). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved, including the risk of increased volatility of the Fund’s investment portfolio and potentially larger losses than if the strategies were not used. Because the Advisor’s fees are based on a percentage of the Fund’s Managed Assets (as defined below), the Advisor’s fees will be higher if the Fund is leveraged, and the Advisor will therefore have a financial incentive to leverage the Fund. See “Leverage” and “Risks of the Fund—Leveraging Risk.”

Investment Advisor	TCW Investment Management Company will serve as the Fund’s investment advisor (the “Advisor”). The Advisor is located at 865 South Figueroa Street, Los Angeles, California 90017. The Advisor will be responsible for investment of the Fund’s portfolio in accordance with the Fund’s investment objective and policies. The Advisor will make all investment decisions for the Fund subject to oversight by the Fund’s Board of Directors (“Board”). The Fund will pay the Advisor a monthly fee for its investment management services, which is accrued daily at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets. The Fund’s “Managed Assets” equal the Fund’s total assets (including any assets attributable to leverage outstanding) minus the sum of accrued liabilities (other than liabilities representing borrowings).

The Fund will bear all expenses incurred in the Fund’s operations and the offering of its common shares and all other expenses that are not specifically assumed by the Advisor under the Investment Management Agreement. The Advisor has agreed to pay all organizational expenses and offering costs of the Fund (other than the sales load) that exceed $[            ] per common share.

Portfolio Management

Claude B. Erb, CFA and Jeffrey J. Sherman, CFA are jointly and primarily responsible for the day-to-day management of the commodity strategy and the S&P 500® equity buy-write strategy, and Jason S. Maxwell, CFA is primarily responsible for the day-to-day management of the equity securities held by the Fund.

Dividends and Distributions	The Fund intends to make regular fixed quarterly cash distributions to common shareholders based on the projected performance of the Fund. The Fund expects the distribution rate to be a fixed dollar amount per common share that may be adjusted from time to time. The Fund expects to declare its initial distribution within approximately 45 days, and pay the distribution within approximately 60 days, from the completion of this offering, depending on market conditions. See “Dividends and Distributions” and “Taxation.”

Dividend Reinvestment Plan	Common shareholders will receive their dividends in additional common shares purchased in the open market or issued by the Fund through the Fund’s Dividend Reinvestment Plan, unless they elect to have their dividends and other distributions from the Fund paid in cash. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to confirm that the dividend reinvestment service is available. See “Dividends and Distributions” and “Taxation.”

Listing and Symbol	The Fund’s common shares are expected to be listed on the New York Stock Exchange under the symbol “ .”

Administrator	State Street Bank and Trust Company will act as administrator for the Fund.

Custodian, Transfer Agent and Dividend Disbursing Agent	State Street Bank and Trust Company will act as custodian for the Fund. The Bank of New York will act as transfer agent and dividend disbursing agent for the Fund.

Market Price of Common Shares	Common shares of closed-end management investment companies frequently trade at prices lower than their net asset value (often referred to as the “discount”). This characteristic is separate and distinct from the risk that the Fund’s net asset value could decrease as a result of investment activities. The Fund cannot assure shareholders that its common shares will trade at a price higher than or equal to net asset value. The Fund’s net asset value will be reduced immediately following this offering by the sales load and the amount of the organizational and offering expenses paid by the Fund. Both the net asset value and the market price of the Fund’s common shares may be affected by such factors as leverage, dividends (which are in turn affected by expenses) and dividend stability, portfolio credit quality, liquidity, market supply and demand and interest rate movements. Shareholders should not purchase common shares if they intend to sell them shortly after purchase. See “Closed-End Fund Structure.”

Principal Risks	The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.

Recently Organized. The Fund is a recently organized entity with no operating or public trading history.

Commodity Risk. Because the Fund invests a substantial portion of its assets in securities related to the commodities markets, it is more exposed to the price movements of those markets than a more broadly diversified fund, and may be subject to greater volatility than investments in traditional securities. The commodity markets can be highly volatile, and it is impossible to predict their future directions or trends. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, the commodities markets may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. Should certain events or conditions cause commodities, or certain kinds of commodities, to fall out of favor, it is possible that forced selling, investor flight and general fear in the market could result in periods of pronounced illiquidity and severely depressed prices and the Fund may face periods in which it is unable to liquidate its commodity positions, or is able to liquidate them only at distressed prices, which could cause the Fund to realize substantial losses. In addition, the Fund may concentrate its assets in particular sectors of the commodities market, and as a result the Fund may be more susceptible to risks associated with those sectors. See “Risks of the Fund—Commodity Risk.”

Risks Relating to Commodity-Linked Notes. Commodity-linked notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments. See “Risks of the Fund—Risks Relating to Commodity-Linked Notes.”

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The Fund typically uses derivatives as a substitute for a position in the underlying asset, as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk, and for leverage, in which case their use would involve leveraging risk. The Fund may also use derivatives as part of its S&P 500® equity buy-write strategy. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. See “Risks of the Fund—Derivatives Risk.” The various derivative instruments in which the Fund may invest are also described in more detail under “Additional Information Regarding Investment Techniques” in the Statement of Additional Information.

Option Writing Risk. The Fund may write (sell) covered equity index call options under its S&P 500® equity buy-write strategy. The writing of options is a highly specialized activity that involves special investment risks. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. The writing of options may cause the Fund to incur losses that it would not otherwise incur, and can also increase the Fund’s transaction costs. See “Risks of the Fund—Option Writing Risk.”

Options Related Risk. A decision as to whether, when and how to write equity index call options under the Fund’s S&P 500® equity buy-write strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

To the extent that there is a lack of correlation between changes in value in the aggregate of the equity securities held by the Fund and the S&P 500® or the Other Hedging Instruments in respect of equity index call options written, this may result in losses to the Fund which may more than offset any gains received by the Fund from the receipt of call option premiums.

The Fund intends to mitigate the risks of its written index call positions by holding a diversified portfolio of stocks similar to those on which the S&P 500® is based. However, the Fund does not intend to acquire and hold a portfolio containing exactly the same stocks as the S&P 500®. Consequently, the Fund bears the risk that the performance of the securities held will vary from the performance of the S&P 500®. In addition, the value of index options written by the Fund will be affected by changes in the price and dividend rates of the underlying common stocks in the S&P 500®, changes in actual or perceived volatility of the S&P 500® and the remaining time to the options’ expiration. The trading price of S&P 500® equity index call options will also be affected by liquidity considerations and the balance of purchase and sale orders.

There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option. If trading in options were discontinued by an exchange, the secondary market on that exchange (or in that class or series of options) would cease to exist; however, outstanding options on that exchange that had been issued by the Options Clearing Corporation (“OCC”) as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. See “Risks of the Fund—Options Related Risk.”

Risks of Commodity Futures Contracts. In addition to the risks identified above relating to commodities in general, there are additional risks of trading in commodity futures contracts. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in price, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Due to the volatility in value of commodity futures contracts, margin is required to be maintained. Because of the low margin deposits typically required in futures contract trading, a relatively small movement in the market price of a futures contract may result in a disproportionately large profit or loss. Commodity futures positions may also be illiquid. Certain commodity exchanges do not permit trading in particular futures beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, which conditions have in the past sometimes lasted for several days in certain contracts, the Advisor could be prevented from promptly liquidating unfavorable positions and thus the Fund could be subject to substantial losses.

Market Risk. An investment in common shares of the Fund represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably, due to factors affecting securities markets generally or particular industries represented in the securities markets. Common shares at any point in time may be worth less than the amount invested, even after taking into account the reinvestment of Fund dividends and distributions. See “Risks of the Fund—Market Risk.”

High Yield Risk. The Fund’s investment in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. See “Risks of the Fund—High Yield Risk.”

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations. See “Risks of the Fund—Interest Rate Risk.”

Mortgage-Related and Other Asset-Backed Risk. The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Rising interest rates tend to extend the duration of fixed rate mortgage-related securities, and as a result, in a period of rising interest rates the Fund may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk as borrowers may pay off their mortgages sooner than expected, which can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are, in addition, subject to risks associated with the nature of the assets and the servicing of those assets. See “Risks of the Fund—Mortgage-Related and Other Asset-Backed Risk.”

Equity Risk. The values of equity securities generally fluctuate more than those of other investments. A substantial component of the Fund’s investment return will be linked to the performance of the U.S. stock market, which fluctuates based on changes in the financial condition of publicly traded companies as well as overall economic conditions. The Fund’s investment return could decline if the financial condition of such companies declines due to factors which affect a particular industry or if overall market and economic conditions deteriorate. See “Risks of the Fund—Equity Risk.”

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The commodity markets are generally less liquid than those for interest or currency related products. To the extent that the Fund’s principal investment strategy involves derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Many of the Fund’s derivatives positions will be illiquid. See “Risks of the Fund—Liquidity Risk.”

Leverage Risk. The use of derivatives, including options, swaps and futures, may create leveraging risk, and the Fund may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so, and may cause the Fund to be more volatile than if the Fund had not been leveraged. See “Risks of the Fund—Leverage Risk.”

Swap Agreements. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Fund, or that the Fund will not be able to meet its payment obligation to the swap counterparty. Swaps are not traded on a central exchange, and thus may be less liquid than the commodity-linked derivative instruments in which the Fund invests. See “Risks of the Fund—Swap Agreements.”

Counterparty Risk. The Fund’s investments may entail normal counterparty risks (i.e., the risk of non-payment). Counterparty risk exists when transacting in the over-the-counter (OTC) market place, which may occur in the event the Fund invests in certain kinds of derivatives or in repurchase agreements. In the case of exchange-traded futures contracts, typically the creditworthiness of a clearinghouse is substituted for that of the counterparty. While the Advisor intends to trade only with parties it believes are creditworthy, and intends to negotiate and obtain collateral (margin) requirements from counterparties securing some or all of the Fund’s exposure to such counterparties, there can be no assurance that the Fund will not experience losses due to counterparty default, whether due to insolvency, bankruptcy or other causes.

Foreign Counterparty Risk. The Fund may enter into derivatives contracts with non-U.S. counterparties, some of which may not be subject to the same degree of regulation as U.S. counterparties. Certain political changes or diplomatic developments could adversely affect the ability of a counterparty to make required payments or otherwise comply with the contract’s terms. See “Risks of the Fund—Foreign Counterparty Risk.”

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. As more fully described below under “Taxation,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the Fund has applied for a private letter ruling from the IRS that income from certain commodity index-linked notes is qualifying income and that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Subject to the issuance of such ruling by the IRS, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. The use of commodity index-linked notes and investments in the Subsidiary involve specific risks. See “Portfolio Composition—Commodity-Linked Notes” and “Risks of the Fund—Commodity Risk” for further information regarding commodity-linked notes and their associated risks. See “Portfolio Composition—Investment in Wholly-Owned Subsidiary” and “Risks

of the Fund—Subsidiary Risk” for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks, described elsewhere in this prospectus, that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund. See “Risks of the Fund—Subsidiary Risk.”

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund. See “Risks of the Fund—Short Sale Risk.”

Management Risk. The Fund and the Subsidiary are subject to management risk because they are actively managed investment portfolios. The Advisor and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Fund and the Subsidiary, but there can be no guarantee that these decisions will produce the desired results. See “Risks of the Fund—Swap Agreements.”

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Non-Diversified Risk. Because the Fund is a non-diversified investment company, it may invest in a smaller number of individual issuers than a diversified investment company. Accordingly, an investment in the Fund presents greater risk than an investment in a diversified company. See “Risks of the Fund—Non-Diversified Risk.”

Risk of Market Price Discount From Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value, a risk that is separate and distinct from the risk that net asset value could decrease as a result of investment activities. See “Risks of the Fund—Risk of Market Price Discount From Net Asset Value.”

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year due to frequent and active trading of portfolio securities and frequent derivatives transactions. In addition, as a result of the S&P500® equity buy-write strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. A higher turnover rate results in correspondingly greater transactional expenses borne by the Fund, and the realization of net short-term capital gains which, when distributed to shareholders, will be taxable as ordinary income. See “Risks of the Fund—Portfolio Turnover Risk.”

Anti Takeover Provisions. Certain provisions of the Fund’s charter could have the effect of limiting the ability of entities or persons to acquire control of the Fund or to modify the Fund’s structure, and may have the effect of depriving shareholders of an opportunity to sell shares at a premium over prevailing market prices and/or inhibiting conversion of the Fund to an open-end investment company. See “Anti-Takeover and Other Provisions in the Charter and By-Laws.”

For more information on the risks of investing in the Fund’s common shares, see “Risks of the Fund.”

SUMMARY OF FUND EXPENSES

The purpose of the table and example below is to help investors understand the fees and expenses that they, as common shareholders, would bear directly or indirectly. The following table shows Fund expenses as a percentage of net assets attributable to common shares.

Shareholder Transaction Expense
Sales load (as a percentage of offering price)	[ ]	%
Expenses borne by the Fund (as a percentage of offering price)	[ ]	%(1)
Dividend Reinvestment Plan Fees	[None]	(2)

	Percentage of Net Assets Attributable To Common Shares
Annual Expenses
Investment Management Fee(3)	1.00	%(4)
Other Expenses	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%

(1)	The Fund will bear expenses in connection with the offering in an amount up to $[ ] per common share. The Advisor has agreed to pay all organizational expenses and offering costs (other than the sales load) that exceed $[ ] per common share.
(2)	You will pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account. See “Dividends and Distributions—Dividend Reinvestment Plan.”
(3)	If the Fund uses leverage in the form of bank borrowings, management fees paid to the Advisor would be higher than if no leverage were employed, because the Fund’s management fees are calculated based on Managed Assets. However, if the Fund does not utilize leverage in the form of bank borrowings, Managed Assets will be the same as net assets for purposes of calculating the Advisor’s fee.
(4)	The Fund may invest in its wholly-owned Subsidiary. The Subsidiary has entered into a separate contract with the Advisor for the management of the Subsidiary’s portfolio, pursuant to which the Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board of Directors for such termination. The “Investment Management Fee” shown in the table reflects an estimate of the gross management fee to be paid to the Advisor by Fund and the Subsidiary after the waiver described above.

As of the date of this Prospectus, the Fund has not commenced investment operations. The “Other Expenses” shown in the tables and related footnote above are based on estimated amounts for the Fund’s first year of operations unless otherwise indicated and assume that the Fund issues approximately [            ] common shares. If the Fund issues fewer common shares, all other things being equal, these expenses would increase. For additional information with respect to the Fund’s expenses, see “Management of the Fund” and “Dividends and Distributions—Dividend Reinvestment Plan.”

Example

The following example illustrates the expenses (including the sales load of $[            ] and estimated offering expenses of this offering of $[            ]) that you would pay on a $1,000 investment in the common shares, assuming (1) total annual fund operating expense of [    ]% of net assets attributable to common shares; and (2) a 5% annual return:*

	1 Year			3 Years			5 Years			10 Years
Total Expenses Incurred	$	[	]	$	[	]	$	[	]	$	[	]

*	The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value. The above examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

THE FUND

TCW Commodity Strategy and Income Fund, Inc. is a recently organized, non-diversified, closed-end management investment company. The Fund was organized as a Maryland corporation on December 11, 2007 and is registered as an investment company under the 1940 Act. As a recently organized entity, the Fund has no operating history. The Fund’s principal office is located at 865 South Figueroa Street, Los Angeles, California 90017, and the telephone number is (213) 244-0000.

USE OF PROCEEDS

The Fund estimates the net proceeds of this offering, after deducting organizational expenses and offering costs (other than the sales load), to be $            , or $             assuming the underwriters exercise the over-allotment option in full. A portion of the organization and offering expenses of the Fund has been advanced by the Advisor and will be repaid by the Fund (without interest) upon closing of this offering. The Advisor will incur and be responsible for all of the Fund’s organizational expenses and offering costs (other than the sales load) that exceed $[            ] per common share.

The Fund estimates that the net proceeds of this offering will be fully invested in accordance with the Fund’s investment objective and policies within [    ] months after the completion of the initial public offering. Pending such investment, those proceeds may be invested in U.S. government securities or high quality, short-term money market instruments.

THE FUND’S INVESTMENTS

Investment Objective

The Fund’s investment objective is total return. The “total return” sought by the Fund consists of income and capital gains earned on the Fund’s investments, plus capital appreciation, if any, arising from increases in the market value of the Fund’s holdings. The Fund’s investment objective is not fundamental and may be changed by the Fund’s Board without the approval of the Fund’s shareholders. Similarly, unless specifically identified as a fundamental policy, the investment policies of the Fund are not fundamental and may be changed by the Fund’s Board without the approval of the Fund’s shareholders. The Fund is not intended to be a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Investment Strategy

The Fund will seek to achieve its investment objective by investing its managed assets, under normal market conditions, primarily in a combination of commodity-linked derivative securities; derivative instruments for hedging, risk management and investment purposes; and equity securities of large capitalization companies. To generate option premiums, the Fund intends under normal market conditions to employ an equity “buy-write” strategy by selling equity index call options on the S&P 500®. The S&P 500® includes 500 leading companies in leading industries of the U.S. economy. The S&P 500® focuses on the large capitalization segment of the U.S. equities market. The Fund’s investment objective may be changed without shareholder approval; however, shareholders will be notified in writing of any change at least 60 days prior to any change.

The Fund may invest in commodity-linked notes, swap agreements, commodity options, futures and options on futures. The Fund may also obtain commodity exposure through investment in [            ], a wholly-owned special purpose subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) which will invest primarily in commodity and financial futures, option and swap contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary’s derivatives positions. The Fund may invest up to 15% of its total assets in the Subsidiary. The 15% limitation on the Fund’s investment in the Subsidiary is not considered a fundamental policy of the Fund, and may be changed by the Fund’s Board of Directors without shareholder approval, provided however that the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets.

The Fund may also invest in equity securities of large capitalization companies. These equity securities include common and preferred stock; securities convertible into common or preferred stock such as convertible preferred stocks, bonds and debentures; and other securities with equity characteristics.

Portfolio Composition

Detailed information about the Fund’s portfolio investments are contained in “The Fund’s Investments—Portfolio Composition” in this prospectus and “Additional Information Regarding Investment Techniques” in the Statement of Additional Information. Unless specifically noted, the Fund may invest in the following types of securities and instruments without limit.

Because the Fund may invest up to 15% of its total assets in the Subsidiary, which may hold some of the investments described in this prospectus, the Fund may be indirectly exposed to the risks associated with those investments. With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund; however, the Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, subject to applicable asset coverage requirements. The Fund and Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Fund.

Commodity-Linked Notes. The Fund may invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities and commodities futures contracts. Commodity-linked structured notes provide exposure to the investment returns of “real assets” (i.e., assets that have tangible properties) that trade in the commodities markets without investing directly in physical commodities. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. The commodity-linked structured notes and futures contracts in which the Fund expects to invest are hybrid instruments that have substantial risks, including risk of loss of a significant portion of their principal value. The value of these notes will rise or fall in response to changes in the underlying commodity, commodity futures contract, subset of commodities, subset of commodities futures contracts or commodity index.

Commodity-linked notes are typically issued by a bank, other financial institution or a commodity producer. These commodity-linked notes are sometimes referred to as “structured notes” because the Fund may negotiate the structure of the note with the issuer to obtain specific terms and features that are tailored to the Fund’s investment needs. Each commodity-linked note in which the Fund invests may have the following characteristics, however, the Fund can negotiate with the issuer to modify any of the typical characteristics described below:

•	Maturity: 12-18 months.

•	Purchase Price: The Fund will purchases a note at a specified face value.

•

Payment Characteristics: The Fund will receive an interest payment at a floating coupon rate. The Fund will also receive or make a payment at maturity that is based on the price movement of the underlying commodity, for example heating oil, or a commodity index, for example the GSCI index. This payment will typically be an amount that is a multiple of the price increase or decrease of the underlying commodity or commodity index.

•

“Put” and Automatic Redemption Features: The Fund will typically have the right to “put” (or sell) a commodity-linked note to the issuer at any time, at a price based on the note’s face value as adjusted to reflect the price movement of the underlying commodity, commodity futures or option contract, commodity index or other economic variable. A typical commodity-linked note also provides that the issuer will automatically repurchase the note from the Fund if the value of the note decreases to a specified level, which would occur if the price of the underlying commodity, commodity futures or option contract or commodity index reached a level specified under the terms of the note.

The Fund will typically invest in commodity-linked notes that are excluded from regulation under the Commodity Exchange Act and the rules thereunder (referred to as “qualifying hybrid instruments”) to the extent necessary so that the Fund will not be considered a “commodity pool.” To be a “qualifying hybrid instrument,” a commodity-linked note must meet the following requirements:

•	The note is an equity or debt security within the meaning of Section 2(l) of the Securities Act of 1933;

•

The issuer of the note must receive full payment of the note’s purchase price at the time of purchase, and a purchaser or holder of a note may not be required to make additional out-of-pocket payments to the issuer during the life of the note or at maturity;

•	The hybrid instrument is not marketed as a contract of sale of a commodity for future delivery (or option on such a contract) subject to the Commodity Exchange Act; and

•	The issuer of the hybrid instrument is not subject by the terms of the instrument to mark-to-market margining requirements.

From time to time the Fund may invest a portion of its assets in commodity-linked notes and other commodity-linked derivatives that do not qualify for exemption from regulation under the Commodity Exchange Act.

Investment in Wholly-Owned Subsidiary. It is expected that the Subsidiary will invest primarily in commodity linked derivative instruments, including swap and option agreements, commodity options, futures and options on futures, but may also invest directly in commodities. Although the Fund may enter into commodity-linked derivative instruments directly, the Fund will likely gain exposure to these derivative instruments indirectly by investing in the Subsidiary. To the extent that the Advisor believes that these commodity-linked derivative instruments are better suited to provide exposure to the commodities market than commodity index-linked notes, the Fund’s investment in the Subsidiary will likely increase. The Subsidiary may also invest in inflation indexed securities and other fixed income instruments, which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions. To the extent that the Fund invests in the Subsidiary, it may be subject to the risks associated with those derivative instruments and other securities, which are discussed elsewhere in this prospectus.

The Fund may invest up to 15% of its total assets in the Subsidiary. The 15% limitation on the Fund’s investment in the Subsidiary is not considered a fundamental policy of the Fund, and may be changed by the Fund’s Board of Directors without shareholder approval, provided however that the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets. Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of the Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”) and recent IRS revenue rulings, as discussed below under “Taxation.”

While the Subsidiary may be considered similar to an investment company, it is not registered under the 1940 Act and, unless otherwise noted in the prospectus, is not subject to all of the investor protections of the 1940 Act. However, in managing the Subsidiary, the Advisor will be subject to the same fundamental, non-fundamental and certain other investment restrictions that apply to the management of the Fund, including applicable asset coverage requirements. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

As with the Fund, the Advisor is responsible for the management of the Subsidiary’s day-to-day business pursuant to an investment management agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as is provided to the Fund. The Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board for such termination. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Advisor by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The investment management agreement of the Subsidiary provides for automatic termination upon the termination of the Investment Management Agreement.

The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services with the same service providers that provide those services to the Fund. The Subsidiary will bear the fees and expenses incurred in connection with the custody, transfer agency and audit services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Fund’s own expenses will be reduced somewhat as a result of the payment of such expenses at the Subsidiary level. Therefore, it is expected that the Fund’s investment in the Subsidiary will not result in the Fund’s payment duplicative fees for similar services provided to the Fund and the Subsidiary.

Commodity-Linked Derivative Instruments. In addition to commodity-linked notes, the Fund or the Subsidiary may invest in derivative instruments linked to the value of a particular commodity or commodity futures or option contract, a commodity index, or a subset of commodities or commodity futures contracts. The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may specify exposure to commodity futures with different roll dates, reset dates or contract months than those specified by a particular commodity index. As a result, the commodity-linked derivatives component of the Fund’s portfolio may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities than is represented by a particular commodity index. Such deviations will frequently be the result of temporary market fluctuations.

Other commodity-linked derivative instruments in which the Fund and the Subsidiary may invest include the following:

Put and Call Options. The Fund and the Subsidiary may purchase and sell call and put options on commodity futures contracts, commodity indices, and swaps. A call option gives the buyer the right, but not the obligation, to purchase an underlying asset at a specified (strike) price. A put option gives the buyer the right, but not the obligation, to sell an underlying asset at a specified price. Options may be exchange traded or traded over-the-counter (off the exchange markets) directly with dealers. Options on commodity futures contracts are traded on the same exchange on which the underlying futures contract is listed. The Fund may purchase and sell options on commodity futures listed on U.S. and foreign futures exchanges.

The Fund may write calls if they are “covered.” For calls on securities, that means the Fund must own and segregate the securities that are subject to the call. For other types of calls, the Fund must identify and segregate liquid assets equal to the market value of the instruments underlying the call to cover its obligation under the call. Rather than owning the underlying securities or segregating liquid assets, if the Fund writes a call option, it may also hold a separate call option on the underlying securities with a strike price no higher than the strike price of the call option written by the Fund.

The Fund may also write puts. When the Fund writes a put it must identify and segregate liquid assets equal to the strike price of the put (less any margin on deposit). When the Fund writes a put option, it may sell short the securities underlying the put option at the same or higher price than the strike price of the put option written by the Fund, and segregate liquid assets derived from the proceeds of the short sale equal to the strike price of the put (less any margin on deposit). The Fund may also purchase a put option on the securities underlying the put option written by the Fund if the strike price of the purchased put option is the same or higher than the strike price of the put option written by the Fund.

Futures Contracts. The Fund can buy and sell commodity futures contracts. Commodity futures contracts are agreements in which one party agrees to buy an asset from the other party at a later date at a price and quantity agreed-upon when the contract is made.

Commodity futures contracts are traded on futures exchanges, which offer a central marketplace in which to transact futures contracts, a clearing corporation to process trades, a standardization of expiration dates and contract sizes, and the availability of a secondary market. When purchasing stocks or bonds, the buyer acquires ownership in the security, however, buyers of futures contracts are not entitled to ownership of the underlying commodity until and unless they decide to accept delivery at expiration of the contract. In practice, delivery of the underlying commodity to satisfy a futures contract rarely occurs as buyers typically close-out their position before expiration. The Fund’s investments in commodity futures contracts may involve substantial risks.

When the Fund enters into long positions on a futures contract, it must identify and segregate liquid assets equal to the market price of the contract (less any margin on deposit) to cover its obligation under the contract. Instead of segregating assets, when the Fund enters into a long position in a futures contract, it may also cover the position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When the Fund enters into a short position in a futures contract, it must identify and segregate liquid assets equal to the market value of the contract to cover its obligation under the contract. Instead of segregating assets, when the Fund enters into a short position in a futures contract, it may also cover the position by owning the securities underlying the position.

With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

Swap Contracts. The Fund may enter into swap transactions which are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows or assets at specified intervals in the future. The obligations may extend beyond one year.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.

The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Advisor in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Derivative transactions that are covered in accordance with the Fund’s procedures will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

S&P 500® Swap and Futures Contracts. The Fund may seek to achieve leveraged returns through swap contracts on the S&P 500®. Under an S&P 500® swap contract, the Fund will, at the end of the term of the swap contract, make a payment that is based on a fixed interest rate in exchange for a payment from the swap counterparty that is based on the performance of the S&P 500®. The Fund’s S&P 500® swap contracts will be over-the-counter instruments—that is, they will not trade on a national securities exchange or electronic market—and will be entered into with counterparties that typically will be banks, investment banking firms or broker-dealers. The Fund may also buy and sell futures contracts on the S&P 500®. Each S&P 500® futures contract is to buy or sell the cash value of the S&P 500® at a specific future date. S&P 500® futures contracts are valued at $50 times the S&P 500® futures price (with respect to an S&P “e-mini” contract) or $250 times the S&P 500® futures price (with respect to an S&P “big” contract).

Equity Securities. The Fund may also invest in equity securities of large capitalization companies. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed income features, like a bond, but it is actually an equity security that is senior to a company’s common stock. Convertible bonds may include debentures and notes that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

While past performance does not guarantee future results, common stocks historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company’s financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

S&P 500® Equity Buy-Write Strategy. Under normal market conditions, the Fund seeks to generate option premiums by employing an integrated S&P 500® equity buy-write strategy, which will include writing equity index call options on the S&P 500®. The Fund’s equity buy-write strategy seeks to generate long-term and short-term gains from the receipt of premiums from writing equity index call options to help the Fund achieve its total return investment objective.

Under the Fund’s equity buy-write strategy, in addition to the equity index call options on the S&P 500®, the Fund may write equity index call options on other related indices or securities (collectively, “Other Hedging Instruments”).

Writing index call options involves a tradeoff between the option premiums received and reduced participation in potential future stock price appreciation of the Fund’s portfolio of common stocks. The Fund, in effect, sells the potential appreciation in the value of the S&P 500® or Other Hedging Instrument in exchange for the premium. The Fund will usually write call options “at-the-money” (i.e., the exercise price generally will be equal to the current level of the cash value of the S&P 500®) or “near-to-the-money” (i.e., the exercise price generally will be within a close range above or below the current level of the cash value of the S&P 500®), usually on a 2 weeks-1 year basis and for an amount up to 100% of the value of the equity securities held by the Fund.

If, at expiration, the purchaser exercises a call option sold by the Fund, the Fund will either: (i) pay the purchaser the difference between the cash value of the S&P 500® or Other Hedging Instrument and the exercise price of the call option (“cash settlement”); or (ii) in the case of a call option written on an individual security, deliver to the purchaser the securities on which the call option was written (“physical settlement”).

The Advisor generally expects to re-establish new call option positions on the expiration of positions written. If the value of a call option written increases significantly, the Fund may look to buy back the call option or close-out the call option written for cash settlement and then re-establish a call position by writing new at-the-money or near-to-the-money call options at higher exercise prices. If the price of the security or index underlying a call written declines, the Fund may seek to let call options expire or buy back any call options written and sell call options at lower exercise prices.

The equity buy-write strategy will be executed in listed or over-the-counter markets with major international banks, broker-dealers and financial institutions. Listed option markets may also be used for options listed on the United States and foreign futures exchanges.

The extent of the Fund’s call option writing activity will depend upon market conditions and the Advisor’s ongoing assessment of the attractiveness of writing equity index call options on the S&P 500® or Other Hedging Instruments.

Options in General. In general, an option on a security is a contract that gives the holder of the option, in return for the premium paid, the right to purchase from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. A call option whose exercise price is above the current price of the underlying stock is called “out-of-the-money,” a call option whose exercise price is equal to the current price of the underlying stock is called “at-the-money” and a call option whose exercise price is below the current price of the underlying stock is called “in-the-money.” The writer of an option on a security has the obligation upon exercise of the option to either close-out the position with a cash settlement or, in the case of a call option, deliver the underlying security upon payment of the exercise price or, in the case of a put option, pay the exercise price upon delivery of the underlying security.

The transaction costs of purchasing and writing options consist primarily of commissions (which are imposed in opening, closing, exercise and assignment transactions), but may also include margin and interest costs in particular transactions. The impact of transaction costs on the profitability of a transaction may often be greater for options transactions than for transactions in the underlying securities because these costs are often greater in relation to options premiums than in relation to the prices of underlying securities. Transaction costs may be especially significant in option strategies calling for multiple purchases and sales of options, such as spreads or straddles. Transaction costs may be different for transactions effected in foreign markets than for transactions effected in U.S. markets. Transaction costs associated with the Fund’s options strategy will vary depending on market circumstances and other factors.

The Fund may write calls if they are “covered.” For calls on securities, that means the Fund must own and segregate the securities that are subject to the call. For other types of calls, the Fund must identify and segregate liquid assets equal to the market value of the instruments underlying the call to cover its obligation under the call. Rather than owning the underlying securities or segregating liquid assets, if the Fund writes a call option, it may also hold a separate call option on the underlying securities with a strike price no higher than the strike price of the call option written by the Fund. Derivative transactions that are covered in accordance with the Fund’s procedures will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The principal factors affecting the market value of an option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the actual or perceived volatility of the underlying security and the time remaining until the expiration date. The premium received for an option written by the Fund is recorded as an asset and equivalent liability. The Fund then adjusts over time the asset or liability to the market value of the option. Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes, (2) industry models with objective inputs, or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Additional Investment Techniques. Additional investment techniques that the Fund may employ include, but are not limited to, the following:

Repurchase Agreements. In a repurchase agreement, the Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. As protection against the risk that the original seller will not fulfill its obligation, the securities are held in a separate account at a bank, marked-to-market daily and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), the Fund will engage in repurchase agreement transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Advisor.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at an agreed upon price, date and interest payment. The use by the Fund of reverse repurchase agreements involves many of the same risks of leverage described under “Leverage” and “Risks of the Fund—Leverage Risk,” since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. At the time the Fund enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Fund designates liquid instruments on its books and records, a reverse repurchase agreement will not be considered a borrowing by the Fund; however, under circumstances in which the Fund does not designate liquid instruments on its books and records, such reverse repurchase agreement will be considered a borrowing for the purpose of the Fund’s limitation on borrowings. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Fund has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund in connection with the reverse repurchase agreement may decline in price.

If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Securities Lending. The Fund may, consistent with applicable regulatory requirements, lend its portfolio securities to brokers, dealers and other financial institutions, provided such loans are callable at any time by the Fund (subject to the notice provisions described below), and are at all times secured by cash, bank letters of credit, other money market instruments rated A-1, P-1 or the equivalent or securities of the United States Government (or its agencies or instrumentalities), which are maintained in a segregated account and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend more than 25% of the value of its total assets. A loan may be terminated by the borrower on one business day’s notice, or by the Fund on two business day’s notice. If the borrower fails to deliver the loaned securities within two days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower fail financially. However, loans of portfolio securities will only be made to firms deemed by the Advisor to be creditworthy. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the marketplace during the loan period would inure to the Fund. The Fund will pay reasonable finder’s, administrative and custodian fees in connection with a loan of securities. Also voting rights with respect to the loaned securities may pass with the lending of the securities.

Defensive and Temporary Investments. Under unusual market or economic conditions or for temporary defensive purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, investment grade securities, short-term debt securities, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper rated in the highest category by a rating agency or other fixed-income securities deemed by the Advisor to be consistent with a defensive posture, or may hold cash.

Derivatives. In addition to investing in the commodity-linked notes and other commodity-linked derivative instruments described above, the Fund may use other types of derivative instruments as part of its investment strategy. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed. A description of these and other derivative instruments that the Fund may use are described under “Additional Information Regarding Investment Techniques” in the Statement of Additional Information.

Loan Participations and Assignments. The Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Fixed Income Instruments. The Fund and the Subsidiary may invest their assets in fixed income instruments, which may be used as collateral to cover derivative positions, including securities issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-backed and other asset-backed securities; inflation-indexed bonds issued both by governments and corporations; structured notes, including hybrid or “indexed” securities and event-linked bonds; loan participations and assignments; delayed funding loans and revolving credit facilities; bank certificates of deposit, fixed time deposits and bankers’ acceptances; repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments; debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises; obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and obligations of international agencies or supranational entities. U.S. government securities may also include Treasury receipts, zero coupon bonds and other stripped U.S. government securities, where the interest and principal components of stripped U.S. government securities are traded independently. U.S. government securities may also include Treasury inflation-protected securities whose principal value is periodically adjusted according to the rate of inflation.

When-Issued and Delayed Delivery Securities and Forward Commitments. From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. The securities so purchased or sold are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. While the Fund will only purchase securities on a when-issued, delayed delivery or forward commitment basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. At the time the Fund makes the commitment to purchase or sell securities on a when-issued, delayed delivery or forward commitment basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security purchased or, if a sale, the proceeds to be received, in determining its net asset value. At such time, the Fund will also establish a segregated account in which it will continuously maintain cash or U.S. government securities or other liquid securities equal in value to recognized commitments for such securities. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund’s net asset value. The Advisor does not believe that the Fund’s net asset value or income will be adversely affected by its purchase of securities on such basis.

When, As and If Issued Securities. The Fund may purchase securities on a “when, as and if issued” basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Advisor determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will continuously maintain cash or U.S. Government Securities or other liquid securities equal in value to recognized commitments for such securities. Settlement of the trade will ordinarily occur within three Business Days of the occurrence of the subsequent event. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. The Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund’s assets committed to the purchase of securities on a “when, as and if issued” basis may increase the volatility of its net asset value. The Advisor does not believe that the net asset value of the Fund will be adversely affected by its purchase of securities on such basis. The Fund may also sell securities on a “when, as and if issued” basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale.

Convertible Securities. The Fund may acquire convertible securities. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for common stock or other equity securities of the same or a different issuer. Convertible securities provide a conversion right for a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Therefore, they generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the proximity of its price to its value as a nonconvertible fixed income security.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege), and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Warrants. A warrant confers upon its holder the right to purchase an amount of securities at a particular time and price. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Short Sales. The Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund must segregate or “earmark” assets determined to be liquid by the Advisor in accordance with procedures established by the Board or otherwise cover its position in a permissible manner.

Illiquid Securities. The Fund may invest without limit in illiquid securities, although the Fund must maintain liquid assets in sufficient amounts to provide asset coverage for certain of its derivative transactions and certain other investment techniques. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board. The Fund may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

In the case of exchange-traded options or options written in the over-the-counter markets in connection with the Fund’s S&P500® equity buy-write strategy, an option will be considered illiquid by the Fund if it cannot be closed in seven days. The Fund’s policy on liquidity of options varies from the position used by open-end funds in that the Fund relies on the ability to close an over-the-counter option on the market to consider it liquid, whereas over-the-counter options and the securities on which they are written are generally treated as illiquid by open-end funds.

Investment in Other Investment Companies. The Fund may invest up to 10% of its total assets in securities of other investment companies, such as open-end or closed-end management investment companies. The limitation in the foregoing sentence shall not apply to the Fund’s investment in the Subsidiary. As a shareholder of an investment company, the Fund may indirectly bear service and other fees which are in addition to the fees the Fund pays its service providers.

Other Investments. The Fund’s cash reserves, held to provide sufficient flexibility to take advantage of new opportunities for investments and for other cash needs, will be invested in money market instruments. Money market instruments in which the Fund may invest its cash reserves will generally consist of obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and such obligations which are subject to repurchase agreements and commercial paper. See “Additional Information Regarding Investment Techniques” in the Statement of Additional Information.

Portfolio Turnover. The Fund will purchase and sell securities and derivative contracts to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities and the purchase and closing of derivatives positions. As a result of the S&P500® equity buy-write strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. Higher portfolio turnover may decrease the after-tax return to shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively high core turnover of its portfolio. On an overall basis, the Fund’s annual turnover rate is expected to exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains. See “Taxation.”

LEVERAGE

Although it has no current intention to do so, the Fund reserves the flexibility to issue debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter into derivatives transactions that may in certain circumstances produce effects similar to leverage, although such leveraging effect is not limited by the percentage restrictions contained in this paragraph, provided that the Fund “covers” its obligations under such transactions as described below. Derivative transactions that are covered in accordance with the Fund’s procedures will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. If the Fund engages in borrowing, it anticipates limiting such leverage to 33 1/3% of the Fund’s total assets (including the proceeds of the leverage) immediately after such borrowing. However, the Fund reserves the right to utilize leverage to the extent permitted under the 1940 Act (as described below). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved, including the risk of increased volatility of the Fund’s investment portfolio and potentially larger losses than if the strategies were not used.

If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, any leverage will decrease (or increase) the net asset value per common share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using certain forms of leverage, the fees paid to the Advisor will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets, including assets attributable to any borrowings that may be outstanding. Thus, the Advisor has a financial incentive for the Fund to utilize certain forms of leverage, which may result in a conflict of interest between the Advisor, on the one hand, and the common shareholders, on the other hand. However, if the Fund does not utilize leverage, Managed Assets will be the same as net assets for purposes of calculating the Advisor’s fee. Fees and expenses paid by the Fund, which are borne by the common shareholders, include costs associated with any borrowings or other forms of leverage utilized by the Fund.

Under the 1940 Act, the Fund generally is not permitted to have outstanding senior securities representing indebtedness (“borrowings”) (including through the use of reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, to the extent that these instruments constitute senior securities) unless, immediately after the financing giving rise to the borrowing, the value of the Fund’s total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (i.e., the principal amount may not exceed 33 1/3% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities, other than borrowings, is at least 300% of such principal amount. If the Fund enters into these transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Derivative instruments used by the Fund will not constitute senior securities (and will not be subject to the Fund’s limitations on borrowings) to the extent that the Fund segregates or “earmarks” liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors (“Board”). The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with the Advisor, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers and the Advisor, subject always to the investment objective and policies of the Fund and to the general supervision of the Board. The names and business addresses of the members of the Board and the officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under “Management of the Fund” in the Statement of Additional Information.

Investment Advisor

TCW Investment Management Company (the “Advisor”), located at 865 South Figueroa Street, Los Angeles, California 90017, serves as the investment advisor to the Fund. The Advisor directs the investment of the Fund’s assets, subject at all times to the supervision of the Fund’s Board. The Advisor conducts investment research and supervision for the Fund. The Advisor is a California corporation that was formed in 1987 and is registered with the SEC as an investment advisor. The Advisor is a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. (“SGAM”) may be deemed to be a control person of the Advisor by reason of its ownership of a majority of the outstanding voting stock of The TCW Group, Inc. SGAM is a wholly-owned subsidiary of Société Générale, S.A. The Advisor provides investment management and advisory services to other closed-end management investment companies, open-end management investment companies, other investment vehicles and accounts of institutional and individual clients. However, investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other funds for which the Advisor acts as investment advisor, including funds with names, investment objectives and policies similar to the Fund.

Portfolio Management

Claude B. Erb, CFA and Jeffrey J. Sherman, CFA are jointly and primarily responsible for the day-to-day management of the commodity strategy and the S&P 500® equity buy-write strategy, and Jason S. Maxwell, CFA is primarily responsible for the day-to-day management of the equity securities held by the Fund (“Portfolio Managers”).

CLAUDE B. ERB, CFA

Managing Director, Commodities/Multi-Strategy Fixed Income

Mr. Erb has been a Managing Director with the Advisor, Trust Company of the West and TCW Asset Management Company since 2001.

JEFFREY J. SHERMAN, CFA

Senior Vice President, Commodities/Multi-Strategy Fixed Income

Mr. Sherman has been a Senior Vice President with the Advisor, Trust Company of the West and TCW Asset Management Company since 2001.

JASON S. MAXWELL, CFA

Managing Director, U.S. Equities

Mr. Maxwell has been Managing Director with the Advisor, Trust Company of the West and TCW Asset Management Company since 2000.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Fund.

Investment Management Agreement

Under its Investment Management Agreement with the Fund, the Advisor will furnish an investment program for the Fund’s portfolio, make the day-to-day investment decisions for the Fund, and generally manage the Fund’s investments in accordance with the Fund’s investment objective and policies, subject to the general supervision of the Board. The Advisor also provides persons satisfactory to the Board to serve as officers of the Fund, and the Fund may compensate such officers, or reimburse the Advisor for compensation of such officers, in the discretion of the Board. Such officers, as well as certain other employees and members of the Board may be directors, members, officers or employees of the Advisor. For its services under the Investment Management Agreement, the Advisor receives a monthly fee, which accrues daily at an annual rate equal to 1.00% of the Fund’s daily average Managed Assets. See “Management of the Fund” in the Statement of Additional Information for a detailed discussion about the Investment Management Agreement.

As with the Fund, the Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an investment management agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as is provided to the Fund. The Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board for such termination. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Advisor by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The investment management agreement of the Subsidiary provides for automatic termination upon the termination of the Investment Management Agreement.

When the Fund is utilizing leverage, the fees paid to the Advisor for investment advisory services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s total Managed Assets. However, if the Fund does not utilize leverage, Managed Assets will be the same as net assets for purposes of calculating the Advisor’s fee. See “Leverage.”

Administration Agreement

[            ] (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Fund, including: fund accounting; calculation of the weekly net asset value of the Fund; monitoring the Fund’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Fund; and preparing the Fund’s Form N-SAR. For these services, the Administrator is entitled to receive a monthly fee, which is accrued daily at the annual rate of [    ]% of the Fund’s average daily Managed Assets. See “Management of the Fund” in the Statement of Additional Information for a detailed discussion about the Administration Agreement.

Custodian, Transfer Agent and Dividend Disbursing Agent

[            ], [            ] acts as the custodian for the Fund. [            ], [            ] acts as the transfer agent and dividend disbursing agent for the Fund.

RISKS OF THE FUND

The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective.

Principal Risks

Recently Organized. The Fund is a recently organized entity with no operating or public trading history.

Commodity Risk. Because the Fund invests a substantial portion of its assets in securities related to the commodities markets, it is more exposed to the price movements of those markets than a more broadly diversified fund. The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The commodity markets can be highly volatile, and it is impossible to predict their future directions or trends. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, the commodities markets may be subject to temporary distortions or other disruptions due to various factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention. Should certain events or conditions cause commodities, or certain kinds of commodities, to fall out of favor, it is possible that forced selling, investor flight and general fear in the market could result in periods of pronounced illiquidity and severely depressed prices and the Fund may face periods in which it is unable to liquidate its commodity positions, or is able to liquidate them only at distressed prices, which could cause the Fund to realize substantial losses. In addition, the Fund may concentrate its assets in a particular sector of the commodities market (such as oil, metal or agricultural products). As a result, the Fund may be more susceptible to risks associated with those sectors. The prices of certain commodities in these sectors have experienced recent significant price increases, in some cases approaching or exceeding historic highs. Price reductions or corrections in these markets could negatively impact the investment performance of the Fund.

Risks Relating to Commodity-Linked Notes. Commodity-linked notes expose the Fund economically to movements in commodity prices. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at the maturity of the note, the Fund may receive more or less principal than it originally invested. The Fund might receive interest payments on the note that are more or less than the stated coupon interest payments.

Derivatives Risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Fund may use are described in more detail under “Additional Information Regarding Investment Techniques” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund may also use derivatives as part of its S&P 500® equity buy-write strategy. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mis-pricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. By investing in a derivative instrument, the Fund could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives to seek to enhance returns may be considered speculative.

Option Writing Risk. The Fund may write (sell) covered equity index call options under its S&P 500® equity buy-write strategy. The writer of a call option has the obligation to sell the underlying instrument during the option period. The writing of options is a highly specialized activity that involves special investment risks. Options may be used for either hedging or cross-hedging purposes or to seek to increase total return. The successful use of options depends in part on the ability of the Advisor to manage future price fluctuations and the degree of correlation between the options and the markets of the underlying instruments. If the Advisor is incorrect in its expectation of changes in market prices or determination of the correlation between the securities or indices on which options are written and the securities in the Fund’s investment portfolio, the Fund may incur losses that it would not otherwise incur. The use of options can also increase the Fund’s transaction costs. Options written by the Fund may be traded on either U.S. or foreign exchanges. Foreign options will present greater possibility of loss because of their greater illiquidity and credit risks.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to write equity index call options under the Fund’s S&P 500® equity buy-write strategy involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

The Advisor will seek to maintain call options positions on the S&P 500® and/or Other Hedging Instruments, whose price movements, taken in the aggregate, are correlated with the price movements of equity securities held by the Fund. To the extent that there is a lack of correlation between changes in value in the aggregate of the equity securities held by the Fund and the S&P 500® or the Other Hedging Instruments in respect of call options written, this may result in losses to the Fund which may more than offset any gains received by the Fund from the receipt of call option premiums. The Fund cannot guarantee that the equity buy-write strategy will be an effective risk management strategy as designed.

Index options differ from options on individual securities in that index options (i) typically are settled in cash rather than by delivery of securities and (ii) reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security. As the writer of a call option on the S&P 500®, the Fund receives cash (the premium) from the purchaser. The purchaser of the call option has the right to any appreciation in the value of the S&P 500® or Other Hedging Instrument on which the call option is written over a fixed price (the exercise price) on the expiration date. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its written index call positions by holding a diversified portfolio of stocks similar to those on which the S&P 500® is based. However, the Fund does not intend to acquire and hold a portfolio containing exactly the same stocks as the S&P 500®. Consequently, the Fund bears the risk that the performance of the securities held will vary from the performance of the S&P 500®. Index options written by the Fund will be priced on a daily basis. Their value will be affected primarily by changes in the price and dividend rates of the underlying common stocks in the S&P 500®, changes in actual or perceived volatility of the S&P 500® and the remaining time to the options’ expiration. The trading price of S&P 500® equity index call options will also be affected by liquidity considerations and the balance of purchase and sale orders.

If a call option written by the Fund expires unexercised, the Fund would ordinarily realize on the expiration date a capital gain equal to the premium received by the Fund. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (i.e., type, underlying security, exercise price or expiration). There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;

(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for options may not conform to the hours during which common stocks held by the Fund are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. Index call options are marked to market daily and their value is affected by changes in the value and dividend rates of the securities represented in the underlying index, changes in interest rates, changes in the actual or perceived volatility of the associated index and the remaining time to the options’ expiration, as well as trading conditions in the options market.

Risks of Commodity Futures Contracts. In addition to the risks identified above relating to commodities in general, there are additional risks of trading in commodity futures contracts. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in price, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Due to the volatility in value of commodity futures contracts, margin is required to be maintained. Because of the low margin deposits typically required in futures contract trading, a relatively small movement in the market price of a futures contract may result in a disproportionately large profit or loss. Commodity futures positions may also be illiquid. Certain commodity exchanges do not permit trading in particular futures beyond certain set limits. If prices fluctuate during a single day’s trading beyond those limits, which conditions have in the past sometimes lasted for several days in certain contracts, the Advisor could be prevented from promptly liquidating unfavorable positions and thus the Fund could be subject to substantial losses.

Market Risk. An investment in common shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Common shares at any point in time may be worth less the amount invested, even after taking into account the reinvestment of Fund dividends and distributions. The Fund may utilize leverage, which magnifies the market risk. See “Leverage.”

Credit Risk. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

High Yield Risk. The Fund’s investment in high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Inflation-indexed securities decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

The Fund may invest in variable and floating rate securities, which generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline.

Mortgage-Related and Other Asset-Backed Risk. The Fund may invest in a variety of mortgage-related and other asset-backed securities, which are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Equity Risk. The values of equity securities generally fluctuate more than those of other investments. A substantial component of the Fund’s investment return will be linked to the performance of the U.S. stock market. Stock markets are volatile. The performance of the U.S. stock market fluctuates based on changes in the financial condition of publicly traded companies as well as overall economic conditions. The Fund’s investment return could decline if the financial condition of such companies declines due to factors which affect a particular industry or if overall market and economic conditions deteriorate.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. The commodity markets are generally less liquid than those for interest or currency related products. To the extent that the Fund’s principal investment strategy involves derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Many of the Fund’s derivatives positions will be illiquid.

Leverage Risk. The use of derivatives, including options, swaps and futures, may also create leveraging risk. To mitigate leveraging risk, the Advisor will segregate or “earmark” liquid assets or otherwise cover transactions that may give rise to such risk. The Subsidiary will comply with these asset segregation or “earmarking” requirements to the same extent as the Fund. The Funds also may be exposed to leverage risk by borrowing money for investment purposes. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio.

Because the Advisor’s fees are based upon a percentage of the Fund’s Managed Assets, the Advisor’s fees will be higher if the Fund is leveraged. Therefore, the Advisor will have a financial incentive to leverage the Fund, which may create a conflict of interest between the Advisor and the common shareholders. However, if the Fund does not utilize leverage, Managed Assets will be the same as net assets for purposes of calculating the Advisor’s fee.

Swap Agreements. Swap agreements involve the risk that a swap counterparty will default on its payment obligation to the Fund, or that the Fund will not be able to meet its payment obligation to the swap counterparty. Swaps are not traded on a central exchange, and thus may be less liquid than the commodity-linked derivative instruments in which the Fund invests.

Counterparty Risk. The Fund’s investments may entail normal counterparty risks (i.e., the risk of non-payment). Counterparty risk exists when transacting in the over-the-counter (OTC) market place, which may occur in the event the Fund invests in certain kinds of derivatives or in repurchase agreements. In the case of exchange-traded futures contracts, typically the creditworthiness of a clearinghouse is substituted for that of the counterparty. While the Advisor intends to trade only with parties it believes are creditworthy, and intends to negotiate and obtain collateral (margin) requirements from counterparties securing some or all of the Fund’s exposure to such counterparties, there can be no assurance that the Fund will not experience losses due to counterparty default, whether due to insolvency, bankruptcy or other causes.

Foreign Counterparty Risk. The Fund may also enter into derivatives contracts with non-U.S. counterparties, some of which may not be subject to the same degree of regulation as U.S. counterparties. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the ability of a counterparty to make required payments or otherwise comply with the contract’s terms.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income.

As more fully described below under “Taxation,” the Internal Revenue Service (the “IRS”) issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the Fund has applied for a private letter ruling from the IRS that income from certain commodity index-linked notes is qualifying income and that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund.

Subject to the issuance of such ruling by the IRS, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity index-linked notes and through investments in the Subsidiary. As noted under “Risks of the Fund—Risks Relating to Commodity Linked Notes” and “Risks of the Fund—Subsidiary Risk,” the use of commodity index-linked notes and investments in the Subsidiary involve specific risks.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved.

The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

Short Sale Risk. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Management Risk. The Fund and the Subsidiary are subject to management risk because they are actively managed investment portfolios. The Advisor and each individual portfolio manager will apply investment techniques and risk analysis in making investment decisions for the Fund and the Subsidiary, but there can be no guarantee that these decisions will produce the desired results.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Non Diversified Risk. Because the Fund is a non diversified investment company, it may invest in a smaller number of individual issuers than a diversified investment company. Accordingly, an investment in the Fund presents greater risk than an investment in a diversified company. The Fund intends to comply with the diversification requirements of the Code applicable to regulated investment companies. See “Taxation” in the Statement of Additional Information.

Risk of Market Price Discount From Net Asset Value. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that net asset value could decrease as a result of investment activities and may be greater for investors expecting to sell their common shares in a relatively short period following completion of this offering. The Fund cannot predict whether the common shares will trade at, above, or below net asset value. Net asset value will be reduced immediately following the offering by the sales load and the amount of organizational and offering expenses paid by the Fund.

Portfolio Turnover Risk. The Fund may engage in frequent and active trading of portfolio securities and may engage in frequent derivatives transactions. As a result of the S&P500® equity buy-write strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. As a result, the Fund’s annual portfolio turnover rate may vary greatly from year to year. In the early stages of the Fund’s operations and for periods thereafter, the Fund’s annual portfolio turnover rate may exceed 100 percent. There are no limits on the rate of portfolio turnover. A higher turnover rate results in correspondingly greater brokerage commissions and other transactional expenses, which are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

Anti Takeover Provisions. Certain provisions of the Fund’s charter could have the effect of limiting the ability of entities or persons to acquire control of the Fund or to modify the Fund’s structure. The provisions may have the effect of depriving shareholders of an opportunity to sell shares at a premium over prevailing market prices and may have the effect of inhibiting conversion of the Fund to an open-end investment company. The charter includes provisions, among others, that: (i) provide for staggered terms of office for members of the Board and (ii) require the approval of a super majority of shares for a merger, consolidation, liquidation, termination, asset sale transaction, or conversion to an open-end fund. See “Anti-Takeover and Other Provisions in the Charter and By-Laws.”

Additional Risks

Securities Selection Risk. There is the possibility that the specific securities held in a the Fund’s investment portfolio will underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

Securities Lending Risk. The Fund may lend portfolio securities with a value up to 25% of its total assets, including collateral received for securities lent. If the Fund lends securities, there is a risk that the securities will not be available to the Fund on a timely basis, and the Fund, therefore, may lose the opportunity to sell the securities at a desirable price. In addition, as with other extensions of credit, there is the risk of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Repurchase Agreements; Purchase and Sale Contracts. The Fund may enter into certain types of repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed upon time and price. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period. If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value declines, the Fund may lose money.

Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq and the continuing occupation of Iraq may have an impact on the U.S. and world economies and securities markets. The nature, scope and duration of the war, and the occupation of Iraq and its potential costs, cannot be predicted with any certainty. Those events could also have an acute effect on individual issuers or related groups of issuers in the global real estate sector or otherwise. Events similar to the terrorist attacks on the World Trade Center and the Pentagon on September 11, 2001, which closed some of the U.S. securities markets for a four-day period, cannot be ruled out in the future. These risks could adversely affect securities markets, interest rates, ratings, credit risk, inflation and other factors relating to the securities in which the Fund invests.

DIVIDENDS AND DISTRIBUTIONS

Distribution Policy

The Fund intends to make regular fixed quarterly cash distributions to common shareholders based on the projected performance of the Fund. The Fund expects the distribution rate to be a fixed dollar amount per common share that may be adjusted from time to time. The Fund’s ability to maintain a level distribution rate will depend on a number of factors, including the stability of income received from its investments and short-term capital gains from the Fund’s S&P 500® equity buy-write strategy. As portfolio and market conditions change, the rate of dividends on common shares and the Fund’s distribution policy will likely change. Over time, the Fund plans to distribute all of its net investment income. In addition, the Fund intends to distribute, at least annually, net capital gains and ordinary income, if any, so long as the net capital gains and ordinary income are not necessary to pay interest on any borrowings. The Fund expects to declare its initial distribution within approximately 45 days, and pay the distribution within approximately 60 days, from the completion of this offering, depending on market conditions. One result of making regular fixed quarterly cash distributions is that shareholders may have a “return of capital” if the Fund’s income is insufficient to produce taxable dividends. A return of capital includes a distribution to shareholders of part of the shareholders’ investment in the Fund, and does not reflect investment returns of the Fund. See “Taxation.”

The tax treatment of swap agreements and other derivatives may be affected by future Treasury Regulations and/or guidance issued by the IRS that could affect the character and/or the amount of the Fund’s taxable income or gains. In such an event the amount of the Fund’s taxable distributions may increase or could be reduced and the Fund’s ability to maintain its rate of distributions could be affected.

Dividend Reinvestment Plan

The Fund will maintain a Dividend Reinvestment Plan (the “Plan”) commonly referred to as an “opt out” plan. Each shareholder will have all distributions of dividends and capital gains automatically reinvested in additional common shares by The Bank of New York as agent for shareholders pursuant to the Plan (the “Plan Agent”), unless such shareholder elects to receive cash. Shareholders will have their dividends and distributions reinvested in additional common shares purchased in the open market or issued by the Fund through the Plan, unless they elect to have their dividends and other distributions paid in cash. Shareholders whose common shares are held in the name of a broker or nominee should contact the broker or nominee to confirm that the dividend reinvestment service is available.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or makes a capital gain distribution, the Plan Agent will, as agent for the participants, either (i) receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere for the participants’ accounts or (ii) distribute newly issued common shares of the Fund on behalf of the participants. The Plan Agent will receive cash from the Fund with which to buy common shares in the open market if, on the determination date, the net asset value per share exceeds the market price per share plus estimated brokerage commissions on that date. The Plan Agent will receive the dividend or distribution in newly issued common shares of the Fund if, on the determination date, the market price per share plus estimated brokerage commissions equals or exceeds the net asset value per share of the Fund on that date. The number of common shares to be issued will be computed at a per share rate equal to the greater of (i) the net asset value or (ii) 95% of the closing market price per share on the payment date.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. Such withdrawal will be effective immediately if received not less than ten business days prior to a distribution record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account. In the alternative, upon receipt of the participant’s instructions, common shares will be sold and the proceeds sent to the participant less any brokerage commissions and any applicable taxes.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes confirmations of all acquisitions made for the participant as soon as practicable but no later than 60 days after such acquisition. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the participant. Proxy material relating to shareholders’ meetings of the Fund will include those common shares purchased as well as common shares held pursuant to the Plan.

In the case of shareholders, such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are participants in the Plan. Common shares may be purchased through any of the underwriters, acting as broker or, after the completion of this offering, dealer.

The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

The automatic reinvestment of dividends and other distributions will not relieve participants of any income tax that may be payable or required to be withheld on such dividends or distributions. See “Taxation.”

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent by at least 90 days’ written notice to all shareholders of the Fund. All correspondence (including requests for information) concerning the Plan should be directed to the Plan Agent by telephone at (                    ) .

CLOSED-END FUND STRUCTURE

The Fund is a recently organized, non-diversified, closed-end management investment company (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if a shareholder wishes to sell shares of a closed-end fund he or she must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at “net asset value.” Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage the fund’s investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives and also have greater flexibility to make certain types of investments and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

Shares of closed-end funds frequently trade at a discount to their net asset value. This characteristic of shares of closed-end management investment companies is a risk separate and distinct from the risk that the Fund’s net asset value may decrease. This risk may be greater for shareholders who sell their shares within a relatively short period after completion of the public offering. Accordingly, the Fund is designed primarily for long-term investors and should not be considered a vehicle for trading purposes. Although a closed-end fund may trade at a price lower than the net asset value, the shareholder may realize share price appreciation over the initial public offering price paid at the time of the offering.

Whether shareholders will realize a gain or loss upon the sale of the Fund’s common shares will depend upon whether the market value of the common shares at the time of sale is above or below the price the investor paid, taking into account transaction costs, for the common shares and is not directly dependent upon the Fund’s net asset value. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the common shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above net asset value or below or above the initial offering price for the common shares.

REPURCHASE OF SHARES

Although common shareholders will not have the right to redeem their shares, the Fund may take action to repurchase shares in the open market or make tender offers for its shares at net asset value or at such other price as permitted under applicable regulations. During the pendency of any tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. For more information see “Repurchase of Shares” in the Statement of Additional Information.

There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their net asset value, or that the impact on the share trading price will be long-lasting. Although share repurchases and tenders could have a favorable effect on the market price of the shares, you should be aware that the acquisition of shares by the Fund will decrease the total assets of the Fund and, therefore, have the effect of increasing the Fund’s expense ratio and may adversely affect the ability of the Fund to achieve its investment objective. To the extent the Fund may need to liquidate investments to fund repurchases of shares, this may result in portfolio turnover and additional expenses being borne by the Fund. Any share repurchases or tender offers will be made in accordance with the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. See “Taxation” for a description of the potential tax consequences of a share repurchase.

TAXATION

The following discussion offers only a brief outline of the U.S. federal income tax consequences of investing in the Fund and is based on the federal tax laws in effect on the date hereof. Such tax laws are subject to change by legislative, judicial or administrative action, possibly with retroactive effect. This discussion assumes you are a U.S. shareholder and that you hold your common shares as a capital asset. In the Statement of Additional Information the Fund has provided more detailed information regarding the tax consequences of investing in the common shares.

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of distributions of qualified dividend income and capital gain dividends described below, be taxable to you as ordinary income. Under current law, which is currently scheduled to expire after 2010, distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both you and the Fund. There can be no assurance of what portion, if any, of the Fund’s distributions will be entitled to the lower rates that may apply to qualified dividend income.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable to you as long-term capital gains, regardless of how long you have held your common shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets). Such lower rates are currently scheduled to expire after 2010.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits is treated as a non taxable “return of capital” that reduces your tax basis in your common shares; to the extent that such distribution exceeds your basis, it will be treated as gain from a sale of your common shares. The tax treatment of your dividends and distributions will generally be the same regardless of whether they were paid to you in cash or reinvested in additional common shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid during January of the following year.

Each year, the Fund will notify you of the tax status of dividends and other distributions.

If you sell or otherwise dispose of your common shares, or have common shares repurchased by the Fund, you may realize a capital gain or loss, which will be long-term or short-term, depending generally on your holding period for the common shares.

The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable if you fail to provide us with your correct taxpayer identification number; fail to make required certifications; or have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

The Fund intends to elect to be treated and to qualify each year as a regulated investment company under federal income tax law. If the Fund so qualifies and distributes each year to its shareholders at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax exempt interest, the Fund will not be required to pay federal income taxes on any income it distributes to shareholders. If the Fund distributes less than an amount equal to the sum of 98% of its ordinary income for the calendar year and 98% of its capital gain net income for the one year period ending on October 31 of such calendar year, plus such amounts from previous years that were not distributed, then the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Fund intends to make sufficient distributions of its income to satisfy the distribution requirement and prevent application of the excise tax.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as ordinary income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, subject to generally applicable requirements.

The Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Fund’s ability to utilize commodity index-linked swaps (and other commodity linked derivatives) as part of its investment strategy is limited to a maximum of 10 percent of its gross income. A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. However, the Fund has applied for a private letter ruling from the IRS that income from certain commodity index-linked notes is qualifying income and that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund. Subject to the issuance of such ruling by the IRS, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

As discussed in “The Fund’s Investments—Investments in the Wholly-Owned Subsidiary,” the Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. In its request for a private ruling from the IRS, the Fund specifically requested that the IRS conclude that income derived from the Fund’s investment in the Subsidiary will also be qualifying income to the Fund.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart

F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Certain of the Fund’s investments (including transactions in futures contracts and options) are subject to special and complex federal income tax provisions that may, among other things; (i) convert dividends that would otherwise constitute qualified dividend income into higher taxed short-term capital gain or ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash; and (vii) may produce income that may not qualify as good income for purposes of satisfying the Fund’s qualification as a RIC. The Fund will monitor its transactions and may make certain tax elections that may mitigate the effect of these provisions.

The taxation of equity options that the Fund may write is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close-out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

With respect to a put option or call option on stock that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased stock and, in the case of a put option, reduces the amount realized on the underlying stock in determining gain or loss.

In the case of Fund transactions in so-called “Section 1256 Contracts,” such as many listed index options and any listed non-equity options, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to generally be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to “mark to market” (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the “mark to market” rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts and certain other financial contracts.

See the Statement of Additional Information for more information about the tax consequences of any repurchase of common shares by the Fund.

Fund distributions also may be subject to state and local taxes. You should consult with your own tax advisor regarding the particular consequences of investing in the Fund.

Rules governing the tax aspects of certain derivatives, swap agreements, credit default swaps and other credit derivatives are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. If the

Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions involving derivatives.

In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for U.S. federal income tax purposes, as well as the amount and timing of such income recognition, as compared to a direct investment in the underlying security, and could result in the Fund’s recognition of income prior to the receipt of the corresponding cash. Thus, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into derivatives and, as a consequence of its use of derivatives, the Fund may under certain circumstances be required to sell securities or to borrow cash in order to make sufficient distributions to avoid paying U.S. federal income tax or excise tax.

The tax treatment of swap agreements and other derivatives may be affected by future Treasury Regulations and/or guidance issued by the IRS that could affect the character and/or the amount of the Fund’s taxable income or gains. In such an event the amount of the Fund’s taxable distributions may increase or could be reduced and the Fund’s ability to maintain its rate of distributions could be affected.

NET ASSET VALUE

The Fund will determine the net asset value of its shares weekly, as of the close of trading on the last business day of the week on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Net asset value per common share is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of common shares outstanding. Any derivatives transactions that the Fund enters into may have a positive or negative value for purposes of calculating net asset value, depending on the value of the assets, indices or other variables that the derivative instruments are designed to track. In addition, accrued payments to the Fund under such transactions will be assets of the Fund and accrued payments by the Fund will be liabilities of the Fund.

For purposes of determining the net asset value of the Fund, each listed security and each security traded on the National Association of Securities Dealers Automated Quotations National Market System will be valued at the last sale price (with respect to NASDAQ securities, the NASDAQ Official Closing Price) or the mean of the current bid and ask prices if no sales occur in the trading period immediately preceding the time of determination using an independent pricing service.

Other securities that are traded on U.S. or Eurodollar over-the-counter markets will be valued at the mean of the current bid and ask prices using an independent pricing service or as quoted by a leading dealer making a market in the security being valued.

When closing market prices or market quotations are not readily available or are considered by the Advisor to be unreliable, the Fund may use a security’s “fair value,” as determined pursuant to valuation procedures to be adopted by the Fund’s Board. Additionally, if the Advisor believes that the price of a security obtained under the valuation procedures does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Board believes accurately reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using closing market prices.

Risks of using derivatives include the risk of mis-pricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, indices or other variables. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, indices or other variables they are designed to closely track. In the event market quotations are not readily available for the referenced security, index or other variable, its “fair value” will be determined as described above. In addition to the price information on the referenced security, index or other variable, the Fund will confirm the daily receivable/payable balances from the derivatives counterparty in order to verify proper accrual information. The receivable/payable information and daily price are the factors in determining the value of the derivatives contract.

Certain fixed income obligations having remaining maturities greater than 60 days, for which there are no readily available market quotations or sales information, are valued by independent pricing services or assigned a value based on a daily quote obtained from a broker/dealer. The pricing methodologies used by such independent pricing services and broker/dealers are reviewed and approved by the Fund’s Board. The prices provided by independent pricing services and broker/dealers take into account institutional size trading in similar groups of securities, relevant market factors and any developments related to specific securities.

The Fund may invest up to 15% of its total assets in the Subsidiary. The value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio investments. The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.

DESCRIPTION OF SHARES

Common Shares

The Fund is authorized to issue 200,000,000 shares of common stock, $0.001 par value per share (the “common shares”). The common shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The common shares, when issued, will be fully paid and non-assessable. Common shareholders are entitled to one vote per share. All voting rights for the election of directors are non-cumulative, which means that the holders of more than 50% of the common shares can elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining common shares will not be able to elect any directors. Whenever borrowings are outstanding, holders of common shares will not be entitled to receive any distributions from the Fund unless all interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution.

The Fund’s common shares are expected to be listed on the New York Stock Exchange under the trading or “ticker” symbol “            .” Under the rules of the New York Stock Exchange applicable to listed companies, the Fund will be required to hold an annual meeting of shareholders each year. The foregoing description and the descriptions below under “Certain Provisions of the Charter” are subject to the provisions contained in the Fund’s charter.

Net asset value will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Advisor has agreed to pay all organizational expenses and offering costs (other than sales load) that exceed $[            ] per common share. See “Use of Proceeds.”

The Advisor will provide the initial capital for the Fund by purchasing common shares of the Fund for $            . As of the date of this Prospectus, the Advisor owned of record and beneficially     % of the outstanding common shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

ANTI-TAKEOVER AND OTHER PROVISIONS IN THE CHARTER AND BY-LAWS

The Fund’s charter and bylaws contain certain provisions, described below, that may be regarded as “anti-takeover” provisions and that may deprive stockholders of certain opportunities to sell their shares at a premium over prevailing market prices. The following is only a summary and is qualified in its entirety by reference to the Fund’s charter and bylaws, and to the provisions of the Maryland General Corporation Law.

Under Maryland law, a Maryland corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets or engage in a share exchange, unless approved by the affirmative vote of stockholders entitled to cast at least two-thirds of the votes entitled to be cast on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The Fund’s charter generally provides for approval of charter amendments by the stockholders entitled to cast at least a majority of the votes entitled to be cast on the matter. However, the Fund’s charter does not contain a provision reducing the supermajority vote of the stockholders required to approve a dissolution, merger, sale of all or substantially all of its assets or a share exchange, unless such transactions are first approved by at least two-thirds of the Directors of the Fund.

The Fund has elected to be subject to certain provisions of Maryland law that make it more difficult for challengers to gain control of the Board. The Fund is subject to certain provisions of Subtitle 8 of the Maryland General Corporation Law with respect to unsolicited takeovers. These provisions: (i) provide that the stockholders of the Fund may remove any Director by the affirmative vote of at least two-thirds of all the votes entitled to be cast by the stockholders generally in the election of Directors (and since the Fund’s directors have been divided into classes, a director may not be removed without cause), (ii) require that the number of Directors of the Fund shall be fixed only by the vote of the Board of Directors, (iii) provide that a vacancy on the Board of Directors due to an increase in the size of the Board or the death, resignation or removal of a Director, may be filled only by the affirmative vote of the majority of the remaining Directors in office, even if the remaining Directors do not constitute a quorum, and (iv) provide that the Secretary of the Fund may call a stockholder-requested special meeting only on the written request of the stockholders entitled to cast at least a majority of all votes entitled to be cast at the meeting.

Additionally, as described below, the Fund’s bylaws contain certain provisions that may tend to make a change of control of the Fund more difficult.

The bylaws:

1. Provide for three classes of Directors elected by common stockholders, with staggered terms. Each year, directors are elected for three-year terms and until their successors are duly elected and qualify. Only one class of those Directors is up for election each year, so that two years would be required to change a majority of the Fund’s Directors.

2. Establish procedures for stockholder-requested special meetings, including procedures for setting the record date for the stockholders entitled to request a special meeting, procedures for setting the record date for the meeting and the time, place and date of the meeting and specific provisions governing who shall chair the meeting. Consistent with the Maryland General Corporation Law, stockholders requesting a meeting would be required to disclose the purpose of the meeting and the matters to be proposed for action at the meeting.

3. Require a stockholder to give written advance notice and other information to the Fund of the stockholder’s nominees for Directors and proposals for other business to be considered at stockholders meetings.

4. Disclose that the Board has elected on behalf of the Fund to be subject to the Maryland Control Share Acquisition Act (“MCSAA”), which provides that MCSAA “control shares” acquired in a MCSAA “control share acquisition” may not be voted except to the extent approved by a vote of two-thirds of the votes entitled to be cast on the matter. (Generally, MCSAA “control shares” are voting shares of stock which would entitle the acquirer of the shares to exercise voting power within one of the following ranges of voting power: (1) one-tenth or more but less than one-third, (2) one-third or more but less than a majority, or (3) a majority or more of all voting power. This limitation does not apply to matters for which the 1940 Act requires the vote of a majority of the Fund’s outstanding voting securities (as defined in that Act)). The bylaws further provide that, notwithstanding the election to be subject to the MCSAA, but subject to the following sentence, a person who acquires control shares shall be exempt from the MCSAA. Upon the final judgment of a federal court of competent jurisdiction or the issuance of a rule or regulation of the SEC or published interpretation by the SEC or its staff that the provisions of the MCSAA are not inconsistent with the provisions of the 1940 Act, or a change to the provisions of the 1940 Act having the same effect, the provisions of the prior sentence shall terminate and any exemption under the prior sentence shall be without force or effect upon the 180th day after the Fund provides notice of the judgment, rule, regulation, published interpretation or change to the provisions of the 1940 Act, to any holder of control shares who became exempt from the MCSAA in accordance with the prior sentence.

5. Establish qualifications for Fund Directors. These qualifications are designed to assure that individuals have the type of background and experience necessary to provide competent service as Directors of a closed-end fund. All current Directors satisfy the Fund’s qualification requirements. No person shall be qualified to be a Director unless the Nominating and Corporate Governance Committee, in consultation with Fund counsel, determines that such person, if elected, would not cause the Fund to be in violation of applicable law, regulation or regulatory policy, the Fund’s charter or any general policy adopted by the Board regarding retirement age or specifying proportions of Directors who may be “interested persons,” as defined in the 1940 Act.

6. Establish supermajority Board vote requirements for certain actions, including mergers, dissolution, amendment of the Fund’s charter, election of officers, officer and Director compensation, the amendment of the Director term and qualification requirements and Director quorum and voting requirements.

7. Require that any proposed advisory, sub-advisory or management agreement between the Fund and an affiliate of any disinterested Director then serving on the Board or who served on the Board within the preceding two years be approved by at least 75% of all disinterested Directors who are not affiliates of a proposed party to the contract. This provision cannot be changed except by 75% of the Directors who were on the Board on [                    ], 2008 or who were, elected, or nominated to succeed such a Director, by a majority of such Directors then on the Board.

8. In the event that the Board approves an advisory, sub-advisory or management agreement between the Fund and (i) an affiliate of any disinterested Director, (ii) a person (or his affiliate) who nominated any disinterested Director serving on the Board at the time such agreement is considered for approval, or (iii) a person (or his affiliate) that controls the Fund, the bylaws would provide automatic liquidity to dissatisfied stockholders by requiring the Fund, within 45 days after the agreement is approved, to commence a tender offer for at least 50 percent of its outstanding shares at a price of not less than 98 percent of the Fund’s per share net asset value. This provision cannot be changed except by 75% of the Directors who were on the Board on [                             ] or who were recommended to succeed such a director by a majority of such Directors then on the Board.

9. Reserve to the Board the exclusive power to adopt, alter, or repeal any provision of the bylaws or to make new bylaws, unless otherwise provided in the bylaws.

UNDERWRITING

[             ] is acting as the representative of the underwriters named below. Subject to the terms and conditions stated in the underwriting agreement dated the date of the final prospectus, each underwriter named below has agreed to purchase, and the Fund has agreed to sell to that underwriter, the number of common shares of beneficial interest set forth opposite the underwriter’s name.

Underwriter	Number of Common Shares
[ ]
[ ]
Total

The underwriting agreement provides that the obligations of the underwriters to purchase the common shares included in this offering are subject to approval of legal matters by counsel and to other conditions. The underwriters are obligated to purchase all the common shares (other than those covered by the over-allotment option described below) shown in the table above if any of the common shares are purchased.

The underwriters propose to offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to dealers at the public offering price less a concession not to exceed $             per share. The sales load the Fund will pay of $             per share is equal to     % of the initial public offering price. The underwriters may allow, and dealers may reallow, a concession not to exceed $             per share on sales to other dealers. If all of the common shares are not sold at the initial public offering price, the representatives may change the public offering price and other selling terms. Investors must pay for any common shares purchased on or before , 2007. The representatives have advised the Fund that the underwriters do not intend to confirm any sales to any accounts over which they exercise discretionary authority.

Additional Compensation. The Advisor (and not the Fund) has agreed to pay to [             ], from its own assets, a structuring fee for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Fund’s common shares in the amount of $            . The structuring fee paid [             ] will not exceed     % of the total public offering price of the common shares sold in this offering.

The Advisor (and not the Fund) may also pay certain qualifying underwriters a marketing and structuring fee, a sales incentive fee, or additional compensation in connection with the offering. The total amount of such payments paid by the Advisor will not exceed [     ]% of the total public offering price of the shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of common shares, including sales load and all forms of additional compensation or structuring or sales incentive fee payments to the underwriters and other expenses, will be limited to not more than [     ]% of the total public offering price of the common shares sold in this offering.

The Fund has granted to the underwriters an option, exercisable for 45 days from the date of this prospectus, to purchase up to             additional common shares at the public offering price less the sales load. The underwriters may exercise the option solely for the purpose of covering over-allotments, if any, in connection with this offering. To the extent such option is exercised, each underwriter must purchase a number of additional common shares approximately proportionate to that underwriter’s initial purchase commitment.

The Fund has agreed that, for a period of 180 days from the date of this prospectus, it will not, without the prior written consent of [             ], on behalf of the underwriters, dispose of or hedge any common shares or any securities convertible into or exchangeable for common shares. [            ], in its sole discretion, may release any of the securities subject to these agreements at any time without notice.

The underwriters have undertaken to sell common shares to a minimum of [             ] beneficial owners in lots of 100 or more shares to meet the New York Stock Exchange distribution requirements for trading. The common shares have been approved for listing on the New York Stock Exchange under the symbol “            ”, subject to notice of issuance.

The following table shows the sales load that the Fund will pay to the underwriters in connection with this offering. These amounts are shown assuming both no exercise and full exercise of the underwriters’ option to purchase additional common shares.

Paid By Fund
	No Exercise			Full Exercise
Per Share	$	[	]	$	[	]
Total	$			$

The Fund and the Advisor have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act of 1933, or to contribute to payments the underwriters may be required to make because of any of those liabilities.

Certain underwriters may make a market in the common shares after trading in the common shares has commenced on the NYSE. No underwriter, however, is obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at the sole discretion of the underwriter. No assurance can be given as to the liquidity of, or the trading market for, the common shares as a result of any market-making activities undertaken by any underwriter. This prospectus is to be used by any underwriter in connection with the offering and, during the period in which a prospectus must be delivered, with offers and sales of the common shares in market-making transactions in the over-the-counter market at negotiated prices related to prevailing market prices at the time of the sale.

In connection with the offering, [            ], on behalf of itself and the other underwriters, may purchase and sell common shares in the open market. These transactions may include short sales, syndicate covering transactions and stabilizing transactions. Short sales involve syndicate sales of common shares in excess of the number of common shares to be purchased by the underwriters in the offering, which creates a syndicate short position. “Covered” short sales are sales of common shares made in an amount up to the number of common shares represented by the underwriters’ over-allotment option. In determining the source of common shares to close out the covered syndicate short position, the underwriters will consider, among other things, the price of common shares available for purchase in the open market as compared to the price at which they may purchase common shares through the over-allotment option.

Transactions to close out the covered syndicate short position involve either purchases of common shares in the open market after the distribution has been completed or the exercise of the over-allotment option. The underwriters may also make “naked” short sales of common shares in excess of the over-allotment option. The underwriters must close out any naked short position by purchasing common shares in the open market. A naked short position is more likely to be created if the underwriters are concerned that there may be downward pressure on the price of common shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of bids for or purchases of common shares in the open market while the offering is in progress.

The underwriters may impose a penalty bid. Penalty bids allow the underwriting syndicate to reclaim selling concessions allowed to an underwriter or a dealer for distributing common shares in this offering if the syndicate repurchases common shares to cover syndicate short positions or to stabilize the purchase price of the common shares.

Any of these activities may have the effect of preventing or retarding a decline in the market price of common shares. They may also cause the price of common shares to be higher than the price that would otherwise exist in the open market in the absence of these transactions. The underwriters may conduct these transactions on the New York Stock Exchange or in the over-the-counter market, or otherwise. If the underwriters commence any of these transactions, they may discontinue them at any time.

A prospectus in electronic format may be made available on the websites maintained by one or more of the underwriters. Other than the prospectus in electronic format, the information on any such underwriter’s website is not part of this prospectus. The representatives may agree to allocate a number of common shares to underwriters for sale to their online brokerage account holders. The representatives will allocate common shares to underwriters that may make Internet distributions on the same basis as other allocations. In addition, common shares may be sold by the underwriters to securities dealers who resell common shares to online brokerage account holders.

The Fund anticipates that, from time to time, certain underwriters may act as brokers or dealers in connection with the execution of the Fund’s portfolio transactions after they have ceased to be underwriters and, subject to certain restrictions, may act as brokers while they are underwriters.

Certain underwriters may, from time to time, engage in transactions with or perform services for the Advisor and its affiliates in the ordinary course of business.

Prior to the initial public offering of common shares, the Advisor purchased common shares from the Fund in an amount satisfying the net worth requirements of Section 14(a) of the 1940 Act.

The principal business address of [            ] is [            ].

SELLING RESTRICTIONS

No action has been taken in any jurisdiction (except in the United States) that would permit a public offering of the common shares, or the possession, circulation or distribution of this Prospectus or any other material relating to the Fund or the common shares in any jurisdiction where action for that purpose is required. Accordingly, the common shares may not be offered or sold, directly or indirectly, and neither this Prospectus nor any other offering material or advertisements in connection with the common shares may be distributed or published, in or from any country or jurisdiction except in compliance with any applicable rules and regulations of any such country or jurisdiction.

The common shares offered pursuant to this Prospectus are not being registered under the Securities Act of 1933 for the purpose of sales outside the United States.

[Argentina. THE COMMON SHARES WILL NOT BE PUBLICLY OFFERED IN ARGENTINA. THEREFORE, THIS PROSPECTUS HAS NOT BEEN, AND WILL NOT BE, REGISTERED WITH THE COMISIÓN NACIONAL DE VALORES. THIS OFFER DOES NOT CONSTITUTE A PUBLIC OFFERING OF COMMON SHARES WITHIN THE SCOPE OF THE ARGENTINE SECURITIES LAW N° 17.811. THIS PROSPECTUS AND OTHER OFFERING MATERIALS RELATING TO THE OFFER OF THE COMMON SHARES ARE BEING SUPPLIED ONLY TO THOSE INVESTORS WHO HAVE EXPRESSLY REQUESTED IT. THEY ARE STRICTLY CONFIDENTIAL AND MAY NOT BE DISTRIBUTED TO ANY PERSON OR ENTITY OTHER THAN THE RECIPIENTS HEREOF.

Australia. THIS PROSPECTUS HAS NOT BEEN AND WILL NOT BE LODGED WITH THE AUSTRALIAN SECURITIES AND INVESTMENTS COMMISSION. THE OFFER IS MADE ONLY TO THOSE PERSONS TO WHOM DISCLOSURE IS NOT REQUIRED UNDER DIVISION 2 PART 6D.2 OF THE CORPORATIONS ACT 2001 AND DOES NOT PURPORT TO BE AN OFFER OF COMMON SHARES FOR WHICH DISCLOSURE IS REQUIRED.

Bahamas. The offer is not open to the public. The offering of each common share directly or indirectly in or from within The Bahamas may only be made by an entity or person who is licensed as a Broker Dealer by the Securities Commission of The Bahamas. Persons deemed “resident” of The Bahamas pursuant to the Exchange Control Regulations, 1956 of The Bahamas must receive the prior approval of The Central Bank of The Bahamas before accepting an offer to purchase the common shares.

Brazil. The common shares may not be offered or sold to the public in Brazil. Accordingly, the offering of the common shares has not been submitted to the Brazilian Securities Commission (Comissão de Valores Mobiliários—CVM) for approval. Documents relating to such offering, as well as the information contained herein and therein may not be supplied to the public as a public offering in Brazil or be used in connection with any offer for subscription or sale to the public in Brazil.

British Virgin Islands. THE FUND, THIS PROSPECTUS AND THE COMMON SHARES OFFERED HEREIN HAVE NOT BEEN, AND WILL NOT BE, RECOGNIZED OR REGISTERED UNDER THE LAWS AND REGULATIONS OF THE BRITISH VIRGIN ISLANDS. THE COMMON SHARES MAY NOT BE OFFERED OR SOLD IN THE BRITISH VIRGIN ISLANDS EXCEPT IN CIRCUMSTANCES IN WHICH THE FUND, THIS PROSPECTUS AND THE COMMON SHARES DO NOT REQUIRE RECOGNITION BY OR REGISTRATION WITH THE AUTHORITIES OF THE BRITISH VIRGIN ISLANDS. THIS PROSPECTUS IS NOT A SOLICITATION OF INDIVIDUALS SITUATED IN THE BRITISH VIRGIN ISLANDS TO PURCHASE INTERESTS IN THE FUND.

Chile. (1) Neither the Fund nor the common shares of the Fund have been registered in the Republic of Chile under Law 18,045 of Securities Market (“Chilean Securities Act”), and no filing related to the Fund and/or the common shares has been presented before the Chilean regulatory agency (“SVS”). Subsequently the common shares have not been offered or sold, and will not be offered or sold to the public within Chile, except in circumstances which have not resulted and will not result in a “public offering” as such term is defined in Article 4 of the Chilean Securities Act.

(2) [            ] is neither a bank nor a licensed broker in Chile, and therefore has not and will not conduct transactions or any business operations in any of such qualities, including the marketing, offer and sale of the common shares, except in circumstances which have not resulted and will not result in a “public offering” as such term is defined in Article 4 of the Chilean Securities Act, and/or have not resulted and will not result in the intermediation of securities in Chile within the meaning of Article 24 of the Chilean Securities Act and/or the breach of the brokerage restrictions set forth in Article 39 of Decree with Force of Law No. 3 of 1997.

(3) The common shares will be sold only to specific buyers, every of which will be deemed upon purchase:

(i) To be a financial institution and/or institutional investor or a qualified investor with such knowledge and experience in financial and business matters as to be capable of evaluating the risks and merits of an investment in the common shares;

(ii) To agree that it will not resell the common shares in the Republic of Chile in a transaction subject to the registration requirements of the Chilean Securities Act, and that it will comply with all applicable laws and regulations of the Republic of Chile or any other applicable jurisdiction; and it will deliver to each person to whom the common shares are transferred a notice substantially to the effect of this selling restriction;

(iii) To acknowledge receipt of the sufficient information required to make an informed decision whether or not to invest in the common shares; and,

(iv) To acknowledge that it has not relied upon advice from [            ] and/or the Fund of the common shares, or their respective affiliates, regarding the determination of the convenience or suitability of units as an investment for the buyer or any other person; and has taken and relied upon independent legal, regulatory, tax and accounting advice.

Colombia. The common shares may not be offered or sold in the Republic of Colombia.

Costa Rica. The common shares described in this Prospectus have not been registered with the Superintendencia General de Valores de Costa Rica, nor any other regulatory body of Costa Rica. This Prospectus is intended to be for your personal use only, and is not intended to be a Public Offering of Securities, as defined under Costa Rican law.

Israel. NOTICE TO RESIDENTS OF ISRAEL

The Fund has undertaken that it will not offer common shares (1) to the public in Israel within the meaning of Israel’s Securities Law, 5728-1968; or (2) to more than 35 offerees resident in Israel. The Fund will obtain representations from each offeree that it is purchasing the common shares for investment purposes only and not for the purpose of resale. Israeli purchasers of common shares should consult their own legal and tax advisors with respect to the tax consequences of an investment in the common shares in their particular circumstances and with respect to the eligibility of the common shares for investment by the purchaser under relevant Israeli legislation.

Mexico. The common shares have not been and will not been registered with the National Registry of Securities maintained by the National Banking and Securities Commission and may not be publicly offered in Mexico, except pursuant to a private placement exemption set forth under article 8 of the Securities Market Law.

Panama. The common shares have not been registered with the National Securities Commission, nor has the offer, sale or transactions thereof been registered. The exemption from registration is made based on numeral

2 (in the case of non-institutional investors) or numeral 3 (in the case of institutional investors) of Article 83 of Decree Law 1 of July 8, 1999 (Institutional Investors). Consequently, the tax treatment established in Articles 269 to 271 of Decree Law 1 of July 8, 1999, is not applicable thereto. The common shares are not under the supervision of the National Securities Commission.

Paraguay. This is a private and personal offering. The common shares offered have not been approved by or registered with the National Securities Commission (Comisión Nacional de Valores) and are not part of a public offering as defined by the Paraguayan Securities Law. The information contained herein is for informational and marketing purposes only and should not be taken as an investment advice.

Peru. This offering of common shares is made only to institutional investors (as defined by the Peruvian Securities Market Law) and not to the public in general or a segment of it. Therefore, within 12 months from their acquisition the common shares can only be transferred to other institutional investors, unless they are previously recorded in the Public Registry of the Securities Market.

Switzerland. THE FUND HAS NOT BEEN AUTHORIZED BY THE SWISS FEDERAL BANKING COMMISSION AS A FOREIGN INVESTMENT FUND UNDER ARTICLE 45 OF THE SWISS FEDERAL LAW ON INVESTMENT FUNDS OF MARCH 18, 1994. ACCORDINGLY, COMMON SHARES MAY NOT BE OFFERED OR DISTRIBUTED ON A PROFESSIONAL BASIS IN OR FROM SWITZERLAND, UNLESS THE OFFER OR DISTRIBUTION IS EXCLUSIVELY ADDRESSED TO SWISS INSTITUTIONAL INVESTORS, WITHOUT ANY PUBLIC OFFERING.

Uruguay. This is a private offering. None of [            ], the Fund or the common shares have been registered with the Central Bank of Uruguay. The common shares offered hereunder do not qualify as investment funds under Uruguayan law 16,774 of September 27, 1996.

Venezuela. The offering of this U.S. closed-end fund has not been and will not be registered with the Venezuelan Comisión Nacional de Valores and, accordingly, the Fund (or its common shares) may not be offered or sold in any manner that may be construed as a public offering under Venezuelan securities laws.]

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

[            ], which has its principal business office at [            ], has been retained to act as the Fund’s administrator and as custodian of the Fund’s investments and [            ], which has its principal business office at [            ], has been retained to act as the Fund’s transfer and dividend disbursing agent. Neither [            ] nor [            ] has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

REPORTS TO SHAREHOLDERS

The Fund will send unaudited semi-annual and audited annual reports to its shareholders, including a list of investments held.

LEGAL MATTERS

The validity of the common shares offered hereby is being passed on for the Fund by Dechert LLP, Washington DC and certain other legal matters will be passed on for the underwriters by [            ], New York, New York.

TCW Commodity Strategy and Income Fund, Inc.

Shares of Common Stock

PRELIMINARY PROSPECTUS

May     , 2008

[                    ]

[                    ]

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion, dated May     , 2008

STATEMENT OF ADDITIONAL INFORMATION

                , 2008

TCW COMMODITY STRATEGY AND INCOME FUND, INC.

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF TCW COMMODITY STRATEGY AND INCOME FUND, INC. (THE “FUND”) DATED , 2008 (THE “PROSPECTUS”), AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT (    )             .

Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment restrictions, which cannot be changed without approval by vote of a “majority of the outstanding voting securities” of the Fund, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). As a matter of fundamental policy, the Fund may not:

(1) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted, modified, or otherwise permitted by regulatory authority having jurisdiction, from time to time;

(2) Issue senior securities or borrow money except to the extent permitted by the 1940 Act; provided that, notwithstanding the foregoing, the Fund may borrow up to an additional 5% of its total assets for temporary or emergency purposes.

(3) Act as an underwriter of securities of other issuers, except to the extent that the Fund might be considered an underwriter within the meaning of the Securities Act of 1933 (the “1933 Act”) in the disposition of securities;

(4) Purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

(5) Purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that this restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable provisions of the federal securities or commodities laws;

(6) Make loans, except by (a) the acquisition of obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements and (c) lending its portfolio securities.

Non-Fundamental Policies and Restrictions

In addition to the fundamental investment restrictions described above and the various general investment policies described in the Prospectus and elsewhere in this Statement of Additional Information, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Fund’s Board of Directors (“Board”) without shareholder approval. Except as otherwise provided, the Fund’s investment policies are not fundamental, and may be changed by the Board without the approval of the shareholders; however, the Fund will not change its non-fundamental investment policies without written notice to shareholders. The Fund may not:

(1) Invest in securities of registered investment companies, except that the Fund may (a) acquire securities of registered investment companies up to the limits permitted by Section 12(d)(1) of the 1940 Act or the rules thereunder, or any exemption granted under the 1940 Act and (b) acquire securities of any registered investment company as part of a merger, consolidation, or similar transaction;

(2) Purchase securities on margin, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof, or any exemptions therefrom which may be granted by the SEC;

(3) Engage in short sales except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof, or any exemptions therefrom which may be granted by the SEC.

In applying its fundamental and non-fundamental investment policies and restrictions:

(1) Except with respect to the Fund’s investment restriction concerning the issuance of senior securities or borrowing, percentage restrictions on investment or utilization of assets is determined at the time an investment is made. A later change in percentage resulting from changes in the value or the total cost of the Fund’s assets will not be considered a violation of the restriction; and

(2) Investments in certain categories of companies will not be considered to be investments in a particular industry. For example, financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

Under the 1940 Act, a fundamental policy may not be changed without the approval of the holders of a “majority of the outstanding” common shares. When used with respect to particular shares of the Fund, a “majority of the outstanding” shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

The Fund’s Subsidiary will also follow the Fund’s fundamental and non-fundamental investment restrictions, described above, with respect to its investments.

Portfolio Turnover. The Fund will purchase and sell securities and derivative contracts to seek to accomplish its investment objective. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions and other transaction costs on the purchase and sale of securities and reinvestment in other securities and the purchase and closing of derivatives positions. As a result of the S&P500® equity buy-write strategy, the Fund may experience a higher turnover rate than a fund that does not employ such a strategy. Higher portfolio turnover may decrease the after-tax return to shareholders to the extent it results in a decrease of the long-term capital gains portion of distributions to shareholders. Although the Fund cannot accurately predict its portfolio turnover rate, under normal market conditions it expects to maintain relatively high core turnover of its portfolio. On an overall basis, the Fund’s annual turnover rate is expected to exceed 100%. A high turnover rate (100% or more) necessarily involves greater trading costs to the Fund and may result in greater realization of taxable capital gains.

ADDITIONAL INFORMATION REGARDING INVESTMENT TECHNIQUES

Primary investment strategies are described in the Prospectus. The following section provides additional information regarding the various investment techniques that may be engaged in by the Fund, whether as a primary or secondary strategy, and a summary of certain attendant risks. The following descriptions supplement the descriptions of the investment objective, strategies and risks as set forth in the Prospectus. Except as otherwise provided, the Fund may invest in the following types of securities and instruments without limit.

Derivative Instruments

In pursuing its objective, the Fund may, directly and through a wholly-owned special purpose subsidiary of the Fund (the “Subsidiary”), to the extent permitted by its investment objective and policies, purchase and sell (write) both put options and call options on securities, swap agreements, securities indexes, commodity indexes, and enter into index and commodity futures contracts and purchase and sell options on such futures contracts (“futures options”) as part of its overall investment strategy. The Fund also may enter into swap agreements with respect to commodities and indexes of securities or commodities, and may invest in structured notes. The Fund may invest in derivative instruments for hedging, risk management and investment purposes, and with respect to its equity buy-write strategy, the Fund may sell (write) equity index call options on securities indexes, including the S&P 500®. If other types of financial instruments, including other types of options, futures contracts, or futures options are traded in the future, the Fund also may use those instruments, provided that the Board determines that their use is consistent with the Fund’s investment objective.

The value of some derivative instruments in which the Fund invests, and the ability of the Fund to successfully utilize these instruments, may depend in part upon the ability of the Advisor to forecast certain economic factors correctly. If the Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Fund could be exposed to the risk of loss.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts market values or other economic factors in using a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all. Also, suitable derivative transactions may not be available in all circumstances. The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, the Fund’s use of such instruments may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments. For derivative instruments backed by a collateral portfolio of fixed income instruments, changes in the value of the fixed income instruments may result in greater or lesser exposure to that asset class than would have resulted from a direct investment in securities comprising that asset class.

Options on Securities and Indexes. The Fund may, to the extent specified herein or in the prospectus, purchase and sell both put and call options on fixed income or other securities or indexes in standardized contracts traded on securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with procedures established by the Board, in such amount are segregated or “earmarked”) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with procedures established by the

Board, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor in accordance with procedures established by the Board. A put option on a security or an index is “covered” if the Fund segregates or “earmarks” assets determined to be liquid by the Advisor in accordance with procedures established by the Board equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or “earmarked” assets determined to be liquid by the Advisor in accordance with procedures established by the Board.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Funds will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

The Fund may invest in futures contracts and options thereon (“futures options”) with respect to commodities, and security or commodity indexes.

An index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, commodity or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. The Fund also may invest in commodity futures contracts and options thereon. A commodity futures contract is an agreement between two parties, in which one party agrees to buy a commodity, such as an energy, agricultural or metal commodity from the other party at a later date at a price and quantity agreed-upon when the contract is made.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission (“CFTC”) on behalf of the Fund, the Fund will not be deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act (“CEA”), and it is not subject to registration or regulation as such under the CEA. The Advisor is not deemed to be a “commodity pool operator” with respect to its service as investment advisor to the Fund.

Limitations on Use of Futures and Futures Options. The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Board (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities or commodities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate or “earmark” liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing or selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board that are sufficient to cover the Fund’s position. With respect to futures contracts that are not legally required to “cash settle,” the Fund may cover the open position by setting aside or “earmarking” liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle,” however, the Fund is permitted to set aside or “earmark” liquid assets in an amount equal to the Fund’s daily marked to market (net) obligation, if any, (in other words, the Fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside or “earmarking” assets equal to only its net obligation under cash-settled futures, the Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate or “earmark” assets equal to the full market value of the futures contract.

Alternatively, the Fund may “cover” its position on a purchased futures contract by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund, and the Fund may “cover” its position on a sold futures contract by owning the instruments underlying the futures contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Board that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options and forward contracts. See “Taxation.”

Risks Associated with Futures and Futures Options. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Additional Risks of Options on Securities, Futures Contracts and Options on Futures Contracts. Options on securities, futures contracts and options on futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Swap Agreements and Options on Swap Agreements. The Fund may engage in swap transactions, including, but not limited to, swap agreements on security or commodity indexes and specific securities and commodities. The Fund also may enter into options on swap agreements (“swap options”).

The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with the Fund’s investment objective and general investment polices, the Fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

The Fund also may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Most other types of swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of assets determined to be liquid by the Advisor in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio.

The Fund also may enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which the Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Advisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC. To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Structured Notes. Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent the Fund invests in these securities, however, the Advisor analyzes these securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such an hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Fund to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Fund.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, leveraged or unleveraged, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the CEA.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Other Registered Investment Companies

The Fund may invest, to the extent permitted by the limits of Section 12(d)(1) of the 1940 Act, in securities of other open- or closed-end registered investment companies, including exchange traded funds, that invest primarily in securities of the types in which the Fund may invest directly. The limits of Section 12(d)(1) of the 1940 Act will not apply to the Fund’s investment in the Subsidiary. The Fund generally expects to invest in other registered investment companies either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its common shares, or during periods when there is a shortage of attractive opportunities in the market. As a shareholder in a registered investment company, the Fund would bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested. Holders of common shares would therefore be subject to additional expenses to the extent the Fund invests in other registered investment companies. The Advisor will take expenses into account when evaluating the investment merits of an investment in a registered investment company relative to available bond investments. The securities of other registered investment companies may also be leveraged and will therefore be subject to the same leverage risks to which the Fund is subject. As described in the Prospectus in the sections entitled “Leverage” and “Risks of the Fund—Leverage Risk,” the net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares. Registered investment companies may have investment policies that differ from those of the Fund. In addition, to the extent the Fund invests in other registered investment companies, the Fund will be dependent upon the investment and research abilities of persons other than the Advisor.

Short Sales

The Fund may make short sales of securities as part of its overall portfolio management strategy involving the use of derivative instruments and to offset potential declines in long positions in similar securities. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid by the Advisor in accordance with procedures established by the Board. The Fund will not make short sales of securities or maintain a short position (other than those “against the box”) if doing so could create liabilities or require collateral deposits and segregation or “earmarking” of assets aggregating more than one-third of the value of the Fund’s total assets. This percentage may be varied by action of the Board. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund will engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Preferred Stocks

The Fund may invest in preferred stocks of both domestic and foreign issuers. Under normal market conditions, the Fund expects, with respect to the portion of its assets invested in preferred stocks, to invest only in preferred stocks of investment grade quality as determined by S&P, Moody’s or, if unrated, determined to be of comparable quality by the Advisor. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event of a downgrade of an assessment of credit quality or the withdrawal of a rating. Preferred stocks involve credit risk, which is the risk that a preferred stock will decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status.

Securities Lending

As described in the Prospectus, the Fund may lend a portion of its portfolio securities to broker-dealers or other institutional borrowers. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the Advisor to be at least investment grade. All securities loans will be collateralized on a continuous basis by cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The Fund may receive loan fees in connection with loans that are collateralized by securities or on loans of securities for which there is special demand. The Fund may also seek to earn income on securities loans by reinvesting cash collateral in securities consistent with its investment objectives and policies, seeking to invest at rates that are higher than the “rebate” rate that it normally will pay to the borrower with respect to such cash collateral. Any such reinvestment will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this Statement of Additional Information.

Securities loans may result in delays in recovering, or a failure of the borrower to return, the loaned securities. The defaulting borrower ordinarily would be liable to the Fund for any losses resulting from such delays or failures, and the collateral provided in connection with the loan normally would also be available for that purpose. Securities loans normally may be terminated by either the Fund or the borrower at any time. Upon termination and the return of the loaned securities, the Fund would be required to return the related cash or securities collateral to the borrower and it may be required to liquidate longer term portfolio securities in order to do so. To the extent that such securities have decreased in value, this may result in the Fund realizing a loss at a time when it would not otherwise do so. The Fund also may incur losses if it is unable to reinvest cash collateral at rates higher than applicable rebate rates paid to borrowers and related administrative costs. These risks are substantially the same as those incurred through investment leverage and will be subject to the investment policies, restrictions and risk considerations described in the Prospectus and in this Statement of Additional Information.

The Fund will receive amounts equivalent to any interest or other distributions paid on securities while they are on loan, and the Fund will not be entitled to exercise voting or other beneficial rights on loaned securities. The Fund will exercise its right to terminate loans and thereby regain these rights whenever the Advisor considers it to be in the Fund’s interest to do so, taking into account the related loss of reinvestment income and other factors.

Temporary Investments

The Fund may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Board. The Board approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund’s agreements with the Advisor, administrator, custodian and transfer agent. The management of the Fund’s day-to-day operations is delegated to its officers and the Advisor, subject always to the investment objective and policies of the Fund and to the general supervision of the Board.

Basic information about the identity and experience of each Director and officer is set forth in the charts below.

The Directors of the Fund, their age, the position they hold with the Fund, their term of office and the length of time served, their principal occupations for at least the past five years, the number of portfolios they oversee within the TCW fund complex (“Fund Complex”), and other directorships held by the Directors are set forth below. As the Fund is a recently organized closed-end management investment company, as of the date of this filing Phillip K. Holl is the sole initial Director of the Fund.

Name, Age, Address and Position with Fund	Length of Time Served	Principal Occupation During Past Five Years	Number of Funds within Fund Complex* Overseen by Director (Including the Fund)	Other Directorships Held Outside Fund Complex
Interested Director

Phillip K. Holl (58)**	December 2007 to present	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary and Associate General Counsel, TCW Funds, Inc.	None.	None.

*	The term “Fund Complex” as used herein includes the Fund, TCW Funds, Inc. and TCW Strategic Income Fund, Inc.
**	Phillip K. Holl is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of the Advisor.

The officers of the Fund, their age, and their principal occupations for at least the past five years are set forth below. The address for each of the officers is 865 South Figueroa Street, Los Angeles, California 90017.

Name and Age	Position(s) Held with the Fund	Principal Occupation During Past Five Years*
William C. Sonneborn (37)	Director, President and Chief Executive Officer	President, Chief Operating Officer and Director, the Adviser, Trust Company of the West and The TCW Group, Inc.; Vice Chairman and Director, TCW Asset Management Company; President and Chief Executive Officer, TCW Funds, Inc.

David S. DeVito (45)	Director, Treasurer and Chief Financial Officer	Group Managing Director and Chief Financial Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer and Chief Financial Officer, TCW Funds, Inc.

Michael Cahill (56)	Senior Vice President, General Counsel and Assistant Secretary	Group Managing Director, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Funds, Inc.

Peter A. Brown (52)	Senior Vice President	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Hilary G.D. Lord (51)	Senior Vice President and Chief Compliance Officer

Managing Director and Chief Compliance Officer, the

Advisor, The TCW Group, Inc., TCW Asset Management

Company and Trust Company of the West; Senior Vice

President and Chief Compliance Officer, TCW Funds, Inc.

Name and Age	Position(s) Held with the Fund	Principal Occupation During Past Five Years*
Philip K. Holl (58)	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary and Associate General Counsel, TCW Funds, Inc.

George N. Winn (39)	Assistant Treasurer	Senior Vice President, the Advisor, Trust Company of the West and TCW Asset Management Company.

Claude B. Erb (53)	Senior Vice President and Portfolio Manager	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Jeffrey J. Sherman (31)	Senior Vice President and Portfolio Manager	Managing Director, the Advisor, Trust Company of the West and TCW Asset Management Company.

Jason S. Maxwell (38)	Senior Vice President and Portfolio Manager	Senior Vice President, the Advisor, Trust Company of the West and TCW Asset Management Company.

*	Positions with The TCW Group, Inc. and its affiliates may change over time.

For the Interested Director and officers, positions held with affiliated persons of the Fund are listed in the following table.

Name	Position Held with Affiliated Persons of the Fund
William C. Sonneborn	See above.
David S. DeVito	See above.
Michael Cahill	See above.
Peter A. Brown	See above.
Hilary G.D. Lord	See above.
Philip K. Holl	See above.
George N. Winn	See above.
Claude B. Erb	See above.
Jeffrey J. Sherman	See above.
Jason S. Maxwell	See above.

Standing Committees

The Fund’s Board has two standing committees, the Audit Committee and the Nominating Committee, which are composed of all of the directors who are not interested persons of the Fund, as defined in the 1940 Act (“Independent Directors”).

Audit Committee. The Audit Committee makes recommendations to the Board of Directors concerning the selection of the independent auditors and reviews with the auditors the results of the annual audit, including the scope of auditing procedures, the adequacy of internal controls and compliance by the Corporation with the accounting, recording and financial reporting requirements of the 1940 Act. The Audit Committee also reviews compliance with the Code of Ethics by the executive officers, directors and investment personnel of the Advisor. The Audit Committee’s members consist of Messrs. [        ].

Nominating Committee. The Nominating Committee makes recommendations to the Board of Directors regarding nominations for membership on the Board of Directors. It evaluates candidates’ qualifications for Board membership and, with respect to nominees for positions as independent directors, their independence from the Corporation’s investment advisor and other principal service providers. The Nominating Committee periodically reviews director compensation and recommends any appropriate changes to the Board as a group. This Committee also reviews and may make recommendations to the Board of Directors relating to those issues that pertain to the effectiveness of the Board in carrying out its responsibilities in governing the Corporation and overseeing the management of the Corporation. The members of the Corporation’s Nominating Committee are [            ].

The Nominating Committee will consider potential director candidates recommended by shareholders provided that the proposed candidates satisfy the director qualification requirements provided in the Corporation’s Directors Nominating and Qualification Charter and are not “interested persons” of the Corporation within the meaning of the 1940 Act.

As the Fund is a recently organized closed-end management investment company, no meetings of the above committees have been held in the current fiscal year.

Securities Ownership

The following table provides information concerning the dollar range of the Fund’s equity securities owned by each Director and the aggregate dollar range of securities owned in the Fund Complex.

	Dollar Range of Equity Securities in the Fund*	Aggregate Dollar Range of Equity Securities in the Fund Complex as of December 31, 2007
Interested Director
Phillip K. Holl	None	Over $100,000

*	As the Fund is a recently organized closed-end management investment company, the Fund’s sole initial Director, Phillip K. Holl, did not own any of the Fund’s equity securities as of December 31, 2007.

No Independent Director, and no immediate family members of the Independent Directors, own any securities issued by the Advisor, or any person or entity (other than the Fund) directly or indirectly controlling, controlled by, or under common control with the Advisor.

Compensation of Directors and Certain Officers

The following table sets forth estimated information regarding compensation the Fund expects to pay Directors for the fiscal year ending December 31, 2008 and the aggregate compensation paid by the Fund Complex for the fiscal year ended December 31, 2007. Directors who are interested persons of the Fund do not receive any compensation from the Fund or any other fund in the Fund Complex that is a U.S. registered investment company. Each of the other Directors is paid an annual retainer of $[        ], paid [quarterly], and a fee of $[        ] for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Each Independent Director is paid $[            ] for any telephonic meeting attended. In addition, the Chairman of the Board is paid an additional annual retainer of $[            ], paid quarterly. In the column headed “Total Compensation from Fund Complex Paid to Directors,” the compensation paid to each Director represents the aggregate amount paid to the Director by the Fund and the other fund that each Director serves in the Fund Complex. The Directors do not receive any pension or retirement benefits from the Fund Complex.

Name and Position	Estimated Compensation from Fund for Fiscal Year Ending [ ], 2008	Total Compensation from Fund Complex Paid to Directors for Fiscal Year Ending December 31, 2007
Phillip K. Holl, Director*	$0	$0

*	Because Mr. Holl is an interested person of the Fund, he does not receive any compensation from the Fund or any other fund in the Fund Complex that is a U.S. registered investment company.

Principal Shareholders

To the knowledge of the Fund, as of the date of this Statement of Additional Information, no current Director of the Fund owned 1% or more of the outstanding common shares, and the officers and Directors of the Fund owned, as a group, less than 1% of the common shares.

As of the date of this Statement of Additional Information, the Advisor owned of record and beneficially [            ] % of the outstanding common shares of the Fund, and thus, until the public offering of the shares is completed, will control the Fund.

The Investment Advisor

TCW Investment Management Company (the “Advisor”), located at 865 South Figueroa Street, Los Angeles, California 90017, serves as the investment advisor to the Fund. The Advisor directs the investment of the Fund’s assets, subject at all times to the supervision of the Fund’s Board. The Advisor conducts investment research and supervision for the Fund. The Advisor is a California corporation that was formed in 1987 and is registered with the SEC as an investment advisor. The Advisor is a wholly-owned subsidiary of The TCW Group, Inc. Société Générale Asset Management, S.A. (“SGAM”) may be deemed to be a control person of the Advisor by reason of its ownership of a majority of the outstanding voting stock of The TCW Group, Inc. SGAM is a wholly-owned subsidiary of Société Générale, S.A. The Advisor provides investment management and advisory services to mutual funds, other investment vehicles and accounts of institutional and individual clients.

Under its Investment Management Agreement with the Fund, the Advisor furnishes an investment program for the Fund’s portfolio, makes the day-to-day investment decisions for the Fund, and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board. The Advisor also may provide persons satisfactory to the Board to serve as officers of the Fund. Such officers, as well as certain other employees and members of the Board may be directors, members, officers or employees of the Advisor, and the Fund may bear a portion of the expense of officers of the Fund supplied by the Advisor or otherwise compensate the Advisor for the services of such officers. The Fund will pay the Advisor a monthly fee for its investment management services, which is accrued daily at an annual rate equal to 1.00% of the Fund’s average daily Managed Assets.

As with the Fund, the Advisor is responsible for the Subsidiary’s day-to-day business pursuant to an investment management agreement with the Subsidiary. Under this agreement, the Advisor provides the Subsidiary with the same type of management, under the same terms, as is provided to the Fund. The Subsidiary pays the Advisor a management fee at the same rate that the Fund pays the Advisor for services provided to the Fund. The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Advisor unless the Advisor obtains the prior approval of the Fund’s Board for such termination. The rate of the management fee paid directly or indirectly by the Fund, calculated by aggregating the fees paid to the Advisor by the Fund (after the waiver described above) and the Subsidiary, may not increase without the prior approval of the Board and a majority of the Fund’s shareholders. The investment management agreement of the Subsidiary provides for automatic termination upon the termination of the Investment Management Agreement.

Administrative Services

[            ] (“Administrator”) serves as the administrator of the Corporation pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator will provide certain accounting and administrative services to the Fund, including: fund accounting; calculation of the weekly net asset value of the Fund; monitoring the Fund’s expense accruals; calculating monthly total return and yield figures; prospectus and statement of additional information compliance monitoring; preparing certain financial statements of the Fund; and preparing the Fund’s Form N-SAR. For these services, the Administrator is entitled to receive a monthly fee, which is accrued daily at the annual rate of [ ]% of the Fund’s average daily Managed Assets. See “Management of the Fund” in the Statement of Additional Information for a detailed discussion about the Administration Agreement.

Custodian, Transfer Agent and Dividend Disbursing Agent

[            ], [            ] acts as the custodian for the Fund. [            ], [            ] acts as the transfer agent and dividend disbursing agent for the Fund. Neither [ ] nor [ ] has any part in deciding the Fund’s investment policies or which securities are to be purchased or sold for the Fund’s portfolio.

Code of Ethics

The Fund and the Advisor have adopted codes of ethics in compliance with Rule 17j-1 under the 1940 Act. Subject to certain limitations, each code of ethics permits investment personnel to invest in securities, including securities that may be purchased or held by the Fund, for their own accounts. Each code of ethics establishes procedures for personal investing, restricts certain transactions and places restrictions on the timing of personal investing in relation to portfolio transactions by the Fund.

These codes of ethics can be reviewed or copied at the SEC’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. These codes of ethics are also available on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov) and copies may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Privacy Policy

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how the Fund protects that information, and why in certain cases the Fund may share this information with others.

The Fund does not receive any non-public personal information relating to the shareholders who purchase shares through an intermediary that acts as the record owner of the shares. In the case of shareholders who are record owners of the Fund, the Fund receives non-public personal information on account applications or other forms. With respect to these shareholders, the Fund also has access to specific information regarding their transactions in the Fund.

The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary to service shareholder accounts. The Fund restricts access to non-public personal information about its shareholders to the Advisor’s employees with a legitimate business need for the information.

PORTFOLIO MANAGERS

Other Funds and Accounts Managed

The following tables provide information about the registered investment companies, other pooled investment vehicles and other accounts managed by Claude B. Erb, Jeffrey J. Sherman and Jason S. Maxwell (each a “Portfolio Manager”). As of April 30, 2008, Messrs. Erb and Sherman are jointly and primarily responsible for the day-to-day management of the commodities portion of the Fund and Mr. Maxwell is primarily responsible for the day-to-day management of the equity securities held by the Fund.

	Total Number of All Accounts	Total Assets of All Accounts (in $Millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $Millions)
Claude B. Erb
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$415,812,615	0	$0
Other Accounts	2	$2,167,058	0	$0

Jeffrey J. Sherman
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	2	$415,812,615	0	$0
Other Accounts	2	$2,167,058	0	$0

Jason S. Maxwell
Registered Investment Companies	1	$26,048,916	0	$0
Other Pooled Investment Vehicles	4	$104,133,127	0	$0
Other Accounts	3	$93,503,283	0	$0

Conflicts of Interest

From time to time, potential conflicts of interest may arise between a Portfolio Manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have a similar investment objective or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Portfolio Managers’ day-to-day management of the Fund. Because of their positions with the Advisor and the Fund, the Portfolio Managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the Portfolio Managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as result of a Portfolio Manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by a Portfolio Manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another account. The Advisor has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under the Advisor’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and the Advisor’s investment outlook. The Advisor has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Fund and certain pooled investment vehicles, including investment opportunity allocation issues.

Portfolio Manager Compensation

The overall objective of the compensation program for portfolio managers is for the Advisor to attract competent and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contribution to the success of their clients as well as the Advisor and its affiliates within The TCW Group (collectively, “TCW”).

Components of Portfolio Manager Compensation

Salary. Salary is agreed to with managers at time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of the portfolio manager’s compensation.

Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses are paid by TCW to the portfolio managers. Discretionary bonus are generally paid annually, though they may be partially advanced quarterly in some cases. Discretionary bonus pools are determined based on overall Adviser and/or product group (e.g. fixed income) performance. The amount of bonus allocated to individuals from the pool is determined by the portfolio manager’s supervisor and takes into account factors such as the individual’s performance and contributions to asset growth and profitability.

Equity Incentives. Portfolio managers participate in equity incentives based on overall performance of TCW and its affiliates, through participation in stock option or stock appreciation plans of TCW and/or its parent, Société Générale. The 2005 TCW Stock Option Plan provides portfolio managers the opportunity to participate in an effective economic interest in TCW, the value of which is tied to TCW Group’s annual financial performance as a whole. Participation is generally determined at the discretion of TCW Executive Management, taking into account factors relevant to the portfolio manager’s contribution to the success of TCW. Portfolio managers participating in the 2005 TCW Stock Option Plan will also generally participate in Société Générale’s Stock Option Plan which grants options on its common stock, the value of which may be realized after certain vesting requirements are met.

Profit Sharing. Profit sharing is a percentage of net income (after deduction of group expenses) relating to accounts in the investment strategy area for which a portfolio manager is responsible, and is paid quarterly. The profit sharing percentage used to compensate a portfolio manager for management of the Fund is the same used to compensate the manager for all other client accounts he manages in the same strategy for TCW. The profit sharing percentage may be subject to increase based on the pre-tax performance of the investment strategy composite returns, net of fees and expenses, relative to that of a benchmark. The measurement of performance relative to the benchmark can be based on single year or multiple year metrics, or a combination thereof. The benchmark used is the one associated with the Fund managed by the portfolio manager as disclosed in the prospectus. The same benchmark applies to all accounts within a given strategy, including the Fund.

Other Plans and Compensation Vehicles. Portfolio managers may also participate in a voluntary deferred compensation plan that is generally available to a wide-range of officers of TCW Group. The purpose of this plan is to allow the participant to defer portions of income to a later date while accruing earnings on a tax-deferred basis based on performance of TCW-managed products selected by the participant. Portfolio managers may also elect to participate in TCW’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation for investment on a tax-deferred basis.

Securities Ownership

The Fund is a newly organized investment company. Accordingly, as of the date of this Statement of Additional Information, none of the Portfolio Managers beneficially owns any securities issued by the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

As of the date of this Statement of Additional Information, the Fund has not commenced operations and therefore has not engaged in any portfolio transactions or paid any brokerage commissions.

The Advisor is responsible for the placement of the Fund’s portfolio transactions and the negotiation of prices and commissions, if any, with respect to such transactions. Debt, convertible and unlisted equity securities are generally purchased from a primary market maker acting as principal on a net basis without a stated commission but at prices generally reflecting a dealer spread. Listed equity securities are normally purchased through brokers in transactions executed on securities exchanges involving negotiated commissions. Debt, convertible and equity securities are also purchased in underwritten offerings at fixed prices which include discounts to underwriters and/or concessions to dealers. In placing portfolio transactions, the Advisor seeks to obtain the best execution for the Fund, taking into account such factors as price (including the applicable dealer spread or commission, if any), size of order, difficulty of execution and operational facilities of the firm involved and the firm’s risk in positioning a block of securities.

Consistent with its policy of securing best execution, in selecting broker-dealers and negotiating any commissions or prices involved in transactions, the Advisor considers the range and quality of the professional services provided by such firms. Brokerage services include the ability to most effectively execute large orders without adversely impacting markets and positioning securities in order to enable the Advisor to effect orderly purchases or sales for the Fund. Accordingly, transactions will not always be executed at the lowest available commission. In addition, the Advisor may effect transactions which cause the Fund to pay a commission in excess of a commission which another broker-dealer would have charged if the Advisor first determines that such commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer. In some cases, research is provided directly by an executing broker-dealer and in other cases, research may be provided by third party research providers such as a non-executing third party broker-dealer or other third party research service. Research services furnished by an executing broker-dealer or third party research provider may be used in providing services for any or all of the clients of the Advisor, as well as clients of affiliated companies, and may be used in connection with accounts other than those which pay commissions to the broker-dealers providing the research services.

The Advisor maintains an internal allocation procedure to identify those direct research providers who provide it with research services and endeavors to place sufficient transactions with them to ensure the continued receipt of research services the Advisor believes are useful. The Advisor’s procedures also seek to compensate third party research providers that provide it with research by directing executing broker-dealers to cause payments to be made to third party research providers, either through cash payments from the executing broker or through the use of step out transactions. A “step out transaction” is a securities trade executed by the executing broker-dealer, but settled by the non-executing research broker-dealer permitting the non-executing research broker-dealer to share in the commission. The determination of the broker-dealers to whom commissions are directed generally is made using a system involving the Advisor’s Director of U.S. Equity Research, the Fund’s portfolio managers, the Advisor’s analysts and is periodically reviewed by the Advisor’s trading committee. The Advisor’s Director of U.S. Equity Research coordinates the evaluation of broker-dealer research services in most instances, taking into account the views of the Advisor’s portfolio managers and analysts.

Research services include such items as reports on industries and companies, economic analyses, review of business conditions and portfolio strategy, analytic computer software, account performance services and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities and availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of transactions. Sometimes the Advisor receives products or services from broker-dealers that are used for both research services and other purposes, such as corporate administration or marketing (“mixed-use products or services”). The Advisor makes a good faith effort to determine the relative proportions of mixed-use products or services that may be attributable to research services. The portion attributable to research services may be paid through the allocation of brokerage commissions and the Advisor pays the non-research services in cash.

Debt and convertible securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.

In an effort to achieve efficiencies in execution and reduce trading costs, the Advisor and its affiliates frequently (though not always) execute securities transactions on behalf of a number of accounts at the same time, generally referred to as “block trades.” When executing block trades, securities are allocated using procedures that the Advisor considers fair and equitable. Allocation guidelines are established to provide to the Advisor’s Trading Department. In some cases, various forms of pro-rata allocation are used and, in other cases, random allocation processes are used. Participation of an account in the allocation is based on considerations such as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, the amount of existing holdings (or substitutes) of the security in the account, and, when relevant, directed brokerage. In connection with certain purchase or sale programs, and in other circumstances if practicable, if multiple trades for a specific security are made with the same broker in a single day, those securities are allocated to accounts based on a weighted average purchase or sale price.

In determining whether accounts are eligible to participate in any type of initial public offering, the Advisor considers such factors as lot size, account size, diversification requirements and investment objectives, restrictions, time horizon, availability of cash, existing or targeted account weightings in particular securities, and the amount of existing holdings (or substitutes) of the security in the account. For initial public offerings of equities, the Advisor generally shares allocations in a pro rata fashion based upon assets under management for those accounts eligible to participate in the initial public offering. For equity offerings, an exception may be made when the allocation is so small that it may create transaction costs that diminish the benefit of the trade or it would be unreasonably minimal relative to the size of the account. For there exceptions, the Advisor will use its best judgment to make a fair and equitable allocation, which may include, among other things, consideration of allocating to underperforming accounts or accounts where smaller lot sizes would be reasonable.

To the extent permitted by law and in accordance with procedures established by the Board of Directors, the Fund may engage in brokerage transactions with brokers that are affiliates of the Advisor. The Fund has adopted procedures which are reasonably designed to provide that commissions or other remuneration paid to affiliated brokers of the Advisor do not exceed the usual and customary broker’s commission.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is required to disclose information concerning the Fund’s proxy voting policies and procedures to shareholders. The Board has delegated to the Advisor responsibility for decisions regarding proxy voting for securities held by the Fund. The Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board, and which are found in Appendix B to this Statement of Additional Information. Any material changes to the proxy policies and procedures will be submitted to the Board for approval.

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ending June 30 of each year will be available without charge, upon request by calling (800) FUND-TCW and on the SEC’s website (http://www.sec.gov).

REPURCHASE OF COMMON SHARES

The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead the Fund’s shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, price, dividend stability, relative demand for and supply of such shares in the market, market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value (commonly referred to as the “discount”), the Board may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of shares, which may include the repurchase of such shares in the open market, private transactions, the making of a tender offer for such shares at net asset value or at such other price as permitted under applicable regulations, or the conversion of the Fund to an open-end investment company. The Board may not decide to take any of these actions. During the pendency of a tender offer, the Fund will publish how common shareholders may readily ascertain the net asset value. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount or that the impact on the share trading price will be long-lasting.

Subject to its investment limitations, the Fund may use the accumulation of cash to finance repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund’s income. Any share repurchase, tender offer or borrowing that might be approved by the Board would have to comply with the 1934 Act and the 1940 Act and the rules and regulations under each of those Acts.

Although the decision to take action in response to a discount from net asset value will be made by the Board at the time it considers the issue, it is the Board’s present policy, which may be changed by the Board, not to authorize repurchases of common shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in delisting of the common shares from the New York Stock Exchange, or (b) impair the Fund’s status as a regulated investment company under the Code (which would make the Fund a taxable entity, causing its income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund’s investment objective and policies in order to repurchase shares; or (3) there is, in the Board’s judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by federal or state authorities or a suspension of payment by U.S. banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by institutions or on the exchange of foreign currency, (e) commencement of armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below net asset value will result in the Fund’s shares trading at a price equal to their net asset value. Nevertheless, the fact that the shares may be the subject of repurchase or tender offers at net asset value from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

In addition, a purchase by the Fund of its common shares will decrease the Fund’s total assets, which would likely have the effect of increasing the Fund’s expense ratio.

Before deciding whether to take any action, the Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund’s portfolio, the impact of any action on the Fund or its shareholders and market considerations. Based on the considerations, even if the Fund’s shares trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken. See “Taxation” for a description of the potential tax consequences of a share repurchase.

LEVERAGE

Although it has no current intention to do so, the Fund reserves the flexibility to issue debt securities or engage in borrowings to add leverage to its portfolio. The Fund may also enter derivatives transactions that may in certain circumstances produce effects similar to leverage, although such leveraging effect is not limited by the percentage restrictions contained in this paragraph, provided that the Fund “covers” its obligations under such transactions as described below. If the Fund engages in borrowing, it anticipates limiting such leverage to 33  1/3% of the Fund’s total assets (including the proceeds of the leverage) immediately after such borrowing. However, the Fund reserves the right to utilize leverage to the extent permitted under the 1940 Act (as described below). To the extent that the Fund uses leverage, it would seek to obtain a higher return for shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks involved, including the risk of increased volatility of the Fund’s investment portfolio and potentially larger losses than if the strategies were not used.

If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, any leverage will decrease (or increase) the net asset value per common share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using certain forms of leverage, the fees paid to the Advisor will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s Managed Assets, including assets attributable to any borrowings that may be outstanding. Thus, the Advisor has a financial incentive for the Fund to utilize certain forms of leverage, which may result in a conflict of interest between the Advisor, on the one hand, and the common shareholders, on the other hand. However, if the Fund does not utilize leverage, Managed Assets will be the same as net assets for purposes of calculating the Advisor’s fee. Fees and expenses paid by the Fund are borne entirely by the common shareholders. These include costs associated with any borrowings or other forms of leverage utilized by the Fund.

Under the 1940 Act, the Fund generally is not permitted to have outstanding senior securities representing indebtedness (“borrowings”) (including through the use of reverse repurchase agreements, dollar rolls, futures contracts, loans of portfolio securities, swap contracts and other derivatives, as well as when-issued, delayed delivery or forward commitment transactions, to the extent that these instruments constitute senior securities) unless, immediately after the financing giving rise to the borrowing, the value of the Fund’s total assets less liabilities (other than such borrowings) is at least 300% of the principal amount of such borrowing (i.e., the principal amount may not exceed 33  1/3% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities, other than borrowings, is at least 300% of such principal amount. If the Fund enters into these transactions, it intends, to the extent possible, to prepay all or a portion of the principal amount due to the extent necessary in order to maintain the required asset coverage. Derivative instruments used by the Fund, including total return swaps, will not constitute senior securities (and will not be subject to the Fund’s limitations on borrowings) to the extent that the Fund segregates or “earmarks” liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations.

The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.

Leverage Risk

Utilization of leverage is a speculative investment technique and involves certain risks to the holders of common shares. These include the possibility of higher volatility of the net asset value of the common shares and potentially more volatility in the market value of the common shares. So long as the Fund is able to realize a higher net return on its investment portfolio than the then current cost of any leverage together with other related expenses, the effect of the leverage will be to cause holders of common shares to realize a higher current net investment income than if the Fund were not so leveraged. On the other hand, to the extent that the then current cost of any leverage, together with other related expenses, approaches the net return on the Fund’s investment portfolio, the benefit of leverage to holders of common shares will be reduced, and if the then current cost of any leverage were to exceed the net return on the Fund’s portfolio, the Fund’s leveraged capital structure would result in a lower rate of return to common shareholders than if the Fund were not so leveraged.

Any decline in the net asset value of the Fund’s investments will be borne entirely by common shareholders. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in net asset value to common shareholders than if the Fund were not leveraged. Such greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

The Fund may enter into derivative transactions that may in certain circumstances produce effects similar to leverage. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When the Fund uses derivatives for leverage, investments in the Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. The Fund manages some of its derivative positions by segregating or “earmarking” an amount of cash or liquid securities equal to the face value of the positions. The Fund may also offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate or “earmark” liquid assets or otherwise cover its obligations under such transactions, such transactions will be treated as senior securities representing indebtedness (“borrowings”) for purposes of the requirement under the 1940 Act that the Fund may not enter into any such transaction if the Fund’s borrowings would thereby exceed 33  1/3% of its total assets. In addition, to the extent that any offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it is leveraged.

TAXATION

Set forth below is a discussion of certain U.S. federal income tax issues concerning the Fund and the purchase, ownership and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of the Fund

The Fund intends to elect to be treated as, and to qualify annually as, a regulated investment company under the Code.

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies and income from certain qualified publicly traded partnerships; (b) diversify its holdings so that, at end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of a single issuer, or two or more issuers which the Fund controls and are engaged in the same, similar or related trades or businesses or the securities of certain qualified publicly traded partnerships; and (c) distribute at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net tax exempt interest each taxable year.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement (described below) are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years and on which the Fund paid no federal income tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make sufficient distributions of its ordinary income and capital gains prior to the end of each calendar year.

If the Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits (including distributions of net capital gain) would be taxed to shareholders as dividend income. Such distributions generally would be eligible (i) to be treated as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders, subject to generally applicable requirements.

Distributions

Dividends paid out of the Fund’s current and accumulated earnings and profits will, except in the case of capital gain dividends and distributions of qualified dividend income described below, be taxable to a U.S. shareholder as ordinary income to the extent of the Fund’s earnings and profits. If a portion of the Fund’s income consists of qualifying dividends paid by U.S. corporations, a portion of the dividends paid by the Fund to corporate shareholders, if properly designated, may be eligible for the dividends received deduction.

In addition, under current law (which is currently scheduled to expire in 2010), distributions of investment income designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met by both the Fund and the shareholder. Specifically, a dividend paid by the Fund to a shareholder will not be treated as qualified dividend income of the shareholder if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121 day period beginning on the date which is 60 days before the date on which such share becomes ex dividend with respect to such dividend, (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the recipient elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Any distributions by the Fund derived from investments in certain preferred stock, debt securities and transactions in derivatives will generally not qualify for either the dividends received deduction for corporate shareholders or the lower rates on qualified dividends for individual shareholders. There can be no assurance as to what portion, if any, of the Fund’s distributions will qualify for either the corporate dividends received deduction or the lower rates on qualified dividends.

Distributions of net capital gain, if any, designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund shares. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% rate brackets). Such lower rates are currently scheduled to expire in 2010.

A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares.

Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or invested in additional shares of the Fund. Shareholders receiving dividends or distributions in the form of additional shares pursuant to the Dividend Reinvestment Plan will be treated for federal tax purposes as receiving a distribution in an amount equal to (i) the fair market value of any new shares issued to the shareholder by the Fund, and (ii) any cash allocated for the purchase of shares on their behalf in the open market, and such shareholder will have a cost basis in the shares received equal to the forgoing amount.

The Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Shareholders will be notified annually as to the U.S. federal tax status of distributions.

Although the Fund may realize tax exempt income on certain investments, it will be unable to pass through to its shareholders the tax exempt nature of that income.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of shares of the Fund that a shareholder holds as a capital asset, such shareholder may realize a capital gain or loss that will be long-term or short-term, depending upon the shareholder’s holding period for the shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the shares have been held for more than one year. Long-term capital gain rates for individuals have been temporarily reduced to 15% (with lower rates for individuals in the 10% and 15% brackets). Such lower rates are currently scheduled to expire in 2010.

Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder (or amounts designated as undistributed capital gains) with respect to such shares.

As noted above, the Fund may take action to repurchase its common shares. If a shareholder tenders all shares of the Fund that he or she owns or is considered to own, the shareholder will realize a taxable sale or exchange. If a shareholder tenders less than all of the shares of the Fund that he or she owns or is considered to own, the repurchase may not qualify as an exchange, and the proceeds received may be treated as a dividend, return of capital or capital gain, depending on the Fund’s earnings and profits and the shareholder’s basis in the tendered shares. If that occurs, there is a risk that non-tendering shareholders may be considered to have received a deemed distribution as a result of the Fund’s purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend.

Nature of Fund’s Investments

Certain of the Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these provisions.

The Fund may gain exposure to the commodities markets through investments in commodity index-linked derivative instruments. On December 16, 2005, the IRS issued Revenue Ruling 2006-01 which held that income derived from commodity index-linked swaps would not be qualifying income. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income. A subsequent revenue ruling, Revenue Ruling 2006-31, clarified the holding of Revenue Ruling 2006-01 by providing that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. However, the Fund has applied for a private letter ruling from the IRS that income from certain commodity index-linked notes is qualifying income and that income derived from the Fund’s investment in its Subsidiary will also constitute qualifying income to the Fund. Subject to the issuance of such ruling by the IRS, the Fund will seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its Subsidiary.

As discussed in “The Fund’s Investments—Investments in the Wholly-Owned Subsidiary,” the Fund intends to invest a portion of its assets in the Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. In its request for a private ruling from the IRS, the Fund specifically requested that the IRS conclude that income derived from the Fund’s investment in the Subsidiary will also be qualifying income to the Fund.

A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that the Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities without being deemed to be engaged in a U.S. trade or business. However, if certain of the Subsidiary’s activities were determined not to be of the type described in the safe harbor (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation, such as the Subsidiary, that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax. It is not expected that the Subsidiary will derive income subject to such withholding tax.

The Subsidiary will be treated as a controlled foreign corporation (“CFC”) and the Fund will be treated as a “U.S. shareholder” of the Subsidiary. As a result, the Fund will be required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income will be “subpart F income.” The Fund’s recognition of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

Certain of the Fund’s investments (including transactions in futures contracts and options) are subject to special and complex federal income tax provisions that may, among other things; (i) convert dividends that would otherwise constitute qualified dividend income into higher taxed short-term capital gain or ordinary income, (ii) treat dividends that would otherwise be eligible for the corporate dividends received deduction as ineligible for such treatment, (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (iv) convert long-term capital gain into short-term capital gain or ordinary income, (v) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited), (vi) cause the Fund to recognize income or gain without a corresponding receipt of cash; and (vii) may produce income that may not qualify as good income for purposes of satisfying the Fund’s qualification as a RIC. The Fund will monitor its transactions and may make certain tax elections that may mitigate the effect of these provisions.

The taxation of equity options that the Fund may write is governed by Code Section 1234. Pursuant to Code Section 1234, the premium received by the Fund for writing a call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close-out its position and the premium received is short-term capital gain or loss. If a call option written by the Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of the security and any resulting gain or loss will be long-term or short-term, depending upon the holding period of the security. Because the Fund does not have control over the exercise of the call options it writes, such exercise or other required sales of the underlying securities may cause the Fund to realize capital gains or losses at inopportune times.

With respect to a put option or call option on stock that is purchased by the Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be short-term or long-term, depending upon the holding period for the option. If the option expires, the resulting loss is a capital loss and is short-term or long-term, depending upon the holding period for the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased stock and, in the case of a put option, reduces the amount realized on the underlying stock in determining gain or loss.

In the case of Fund transactions in so-called “Section 1256 Contracts,” such as many listed index options and any listed non-equity options, Code Section 1256 generally will require any gain or loss arising from the lapse, closing out or exercise of such positions to generally be treated as 60% long-term and 40% short-term capital gain or loss. In addition, the Fund generally will be required to “mark to market” (i.e., treat as sold for fair market value) each such position which it holds at the close of each taxable year. If a Section 1256 Contract held by the Fund at the end of a taxable year is sold in the following year, the amount of any gain or loss realized on such sale will be adjusted to reflect the gain or loss previously taken into account under the “mark to market” rules. Section 1256 Contracts include certain options contracts, certain regulated futures contracts and certain other financial contracts.

Rules governing the tax aspects of certain derivatives, swap agreements, including real estate-related swap agreements, credit default swaps and other credit derivatives are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be affected. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates. The Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in certain transactions involving derivatives.

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The Fund does not expect to qualify to make the election to “pass-through” to shareholders the amount of any foreign income taxes paid by the Fund.

Original Issue Discount Securities

Investments by the Fund in zero coupon or other discount securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the “original issue discount”) for each year in which the Fund holds securities, even though the Fund receives no cash interest payments. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. Because such income may not be matched by a corresponding cash distribution to the Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its shareholders.

Investments in Securities of Uncertain Tax Character

The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Borrowings

If the Fund utilizes leverage through borrowing, it may be restricted by loan covenants with respect to the declaration of, and payment of, dividends in certain circumstances. Limits on the Fund’s payments of dividends may prevent the Fund from meeting the distribution requirements, described above, and may, therefore, jeopardize the Fund’s qualification for taxation as a regulated investment company and possibly subject the Fund to the 4% excise tax. The Fund will endeavor to avoid restrictions on its ability to make dividend payments.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax on all taxable distributions and redemption proceeds payable to shareholders, currently at a tax rate of 28%, who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Foreign Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (a “foreign shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

Except as described below, if the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the foreign shareholder, distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate, except in the case of any excess inclusion income allocated to the shareholder (see “Taxation Investment in Real Estate Investment Trusts’ above)), which tax is generally withheld from such distributions.

Capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the foreign shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. withholding tax. In the case of a foreign shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. tax at the rate of 28% on distributions of net capital gain unless the foreign shareholder certifies his or her non U.S. status under penalties of perjury or otherwise establishes an exemption. See “Taxation-Backup Withholding” above.

Any gain that a foreign shareholder realizes upon the sale or exchange of such shareholder’s shares of the Fund will ordinarily be exempt from U.S. tax unless in the case of a shareholder that is a nonresident alien individual, the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a foreign shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Foreign corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Dechert LLP serves as counsel to the Fund, and is located at 1775 I Street, NW, Washington, D.C. 20006.

                                          is the independent registered public accounting firm for the Fund, providing audit services and assistance and consulting with respect to the preparation of filings with the Securities and Exchange Commission.

APPENDIX A

RATINGS OF INVESTMENTS

Description of certain ratings assigned by S&P and Moody’s:

S&P

LONG-TERM

“AAA” An obligation rated “AAA” has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC,” and “C” Obligations rated “BB,” “B,” “CCC,” “CC,” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

“D” An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

“r” The symbol “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest only or principal only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

“N.R.” The designation “N.R.” indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

“A 1” A short-term obligation rated “A 1” is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A 2” A short-term obligation rated “A 2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A 3” A short-term obligation rated “A 3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet is financial commitment on the obligation.

“C” A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

MOODY’S

LONG-TERM

“Aaa” Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.’ Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

“Baa” Bonds rated “Baa” are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” Bonds rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa”. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated Prime 1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime 1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime 2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime 3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Appendix B

TCW INVESTMENT MANAGEMENT COMPANY

PROXY VOTING GUIDELINES AND PROCEDURES

Effective May 1, 2008

Introduction

Certain affiliates of The TCW Group, Inc. (these affiliates are collectively referred to as “TCW”) act as investment advisors for a variety of clients, including mutual funds. If TCW has responsibility for voting proxies in connection with these investment advisory duties, or has the responsibility to specify to an agent of the client how to vote the proxies, TCW exercises such voting responsibilities for its clients through the corporate proxy voting process. TCW believes that the right to vote proxies is a significant asset of its clients’ holdings. In order to provide a basis for making decisions in the voting of proxies for its clients, TCW has established a proxy voting committee (the “Proxy Committee”) and adopted these proxy voting guidelines and procedures (the “Guidelines”). The Proxy Committee generally meets quarterly (or at such other frequency as determined by the Proxy Committee), and its duties include establishing proxy voting guidelines and procedures, overseeing the internal proxy voting process, and reviewing proxy voting issues. The members of the Proxy Committee include TCW personnel from the investment, compliance, legal and marketing departments. TCW also uses outside proxy voting services (each an “Outside Service”) to help manage the proxy voting process. An Outside Service facilitates TCW’s voting according to the Guidelines (or, if applicable, according to guidelines submitted by TCW’s clients) and helps maintain TCW’s proxy voting records. All proxy voting and record keeping by TCW is, of course, dependent on the timely provision of proxy ballots by custodians, clients and other third parties. Under specified circumstances described below involving potential conflicts of interest, an Outside Service may also be requested to help decide certain proxy votes. In certain limited circumstances, particularly in the area of structured financing, TCW may enter into voting agreements or other contractual obligations that govern the voting of shares. In the event of a conflict between any such contractual requirements and the Guidelines, TCW will vote in accordance with its contractual obligations.

Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies, TCW’s utmost concern is that all decisions be made solely in the interests of the client and with the goal of maximizing the value of the client’s investments. With this goal in mind, the Guidelines cover various categories of voting decisions and generally specify whether TCW will vote for or against a particular type of proposal. TCW’s underlying philosophy, however, is that its portfolio managers, who are primarily responsible for evaluating the individual holdings of TCW’s clients, are best able to determine how to further client interests and goals. The portfolio managers may, in their discretion, take into account the recommendations of TCW management, the Proxy Committee, and an Outside Service.

Overrides And Conflict Resolution

Individual portfolio managers, in the exercise of their best judgment and discretion, may from time to time override the Guidelines and vote proxies in a manner that they believe will enhance the economic value of clients’ assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the Guidelines must deliver a written rationale for each such decision to TCW’s Proxy Specialist (the “Proxy Specialist”), who will maintain such documentation in TCW’s proxy voting records and deliver a quarterly report to the Proxy Committee of all votes cast other than in accordance with the Guidelines. If the Proxy Specialist believes there is a question regarding a portfolio manager’s vote, he/she will obtain the approval of TCW’s Director of Research (the “Director of Research”) for the vote before submitting it. The Director of Research will review the portfolio manager’s vote and make a determination. If the Director of Research believes it appropriate, he/she may elect to convene the Proxy Committee.

It is unlikely that serious conflicts of interest will arise in the context of TCW’s proxy voting, because TCW does not engage in investment banking or the managing or advising of public companies. In the event a potential conflict of interest arises in the context of voting proxies for TCW’s clients, the primary means by which TCW will avoid a conflict is by casting such votes solely in the interests of its clients and in the interests of maximizing the value of their portfolio holdings. In this regard, if a potential conflict of interest arises but the proxy vote to be decided is predetermined hereunder to be cast either in favor or against, then TCW will vote accordingly. On the other hand, if a potential conflict of interest arises and there is no predetermined vote, or the Guidelines themselves refer such vote to the portfolio manager for decision, or the portfolio manager would like to override a predetermined vote, then TCW will undertake the following analysis.

First, if a potential conflict of interest is identified because the issuer soliciting proxy votes is itself a client of TCW’s (or because an affiliate of such issuer, such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW’s), then the Proxy Specialist will determine whether such relationship may be deemed not to be material to TCW. A relationship will be deemed not to be material, and no further conflict analysis will be required, if the assets managed for that client by TCW represent, in the aggregate, 0.25% (25 basis points) or less of TCW’s total assets under management. On the other hand, if the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) of TCW’s total assets under management, then the Proxy Committee will investigate whether the relationship should be deemed to be material under the particular facts and circumstances. If the relationship is deemed not to be material, then no further conflict analysis will be required. If a material conflict is deemed to have arisen, then TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Second, a potential conflict of interest may arise because an employee of TCW sits on the Board of a public company. The Proxy Specialist is on the distribution list for an internal chart that shows any Board seats in public companies held by TCW personnel. If the Proxy Specialist confirms that such Board member is not the portfolio manager and, that the portfolio manager has not spoken with such Board member, then such conflict of interest will not be deemed to be material and no further conflict analysis will be required. If, on the other hand, either the particular Board member is the portfolio manager or there has been communication concerning such proxy vote between the portfolio manager and the particular Board member, then the Proxy Specialist will provide the Proxy Committee with the facts and vote rationale so that it can determine and vote the securities. The vote by the Proxy Committee will be documented.

Third, a potential conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain completely from exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an Outside Service for its independent consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information And Recordkeeping

Upon request, TCW provides proxy voting records to its clients. These records state how votes were cast on behalf of client accounts, whether a particular matter was proposed by the company or a shareholder, and whether or not TCW voted in line with management recommendations. TCW is prepared to explain to clients the rationale for votes cast on behalf of client accounts. To obtain proxy voting records, a client should contact the Proxy Specialist.

TCW or an Outside Service will keep records of the following items: (i) these Proxy Voting Guidelines and any other proxy voting procedures; (ii) proxy statements received regarding client securities (unless such statements are available on the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an Outside Service, that Outside Service will provide copies of those records promptly upon request); (iv) records of written requests for proxy voting information and TCW’s response (whether a client’s request was oral or in writing); and (v) any documents prepared by TCW that were material to making a decision how to vote, or that memorialized the basis for the decision. Additionally, TCW or an Outside Service will maintain any documentation related to an identified material conflict of interest.

TCW or an Outside Service will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record. For the first two years, TCW or an Outside Service will store such records at its principal office.

International Proxy Voting

While TCW utilizes these Proxy Voting Guidelines for both international and domestic portfolios and clients, there are some significant differences between voting U.S. company proxies and voting non-U.S. company proxies. For U.S. companies, it is relatively easy to vote proxies, as the proxies are automatically received and may be voted by mail or electronically. In most cases, the officers of a U.S. company soliciting a proxy act as proxies for the company’s shareholders.

For proxies of non-U.S. companies, however, it is typically both difficult and costly to vote proxies. The major difficulties and costs may include: (i) appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies, voting procedures for foreign shareholders, and restrictions on trading securities that are subject to proxy votes; (iv) arranging for a proxy to vote; and (v) evaluating the cost of voting. Furthermore, the operational hurdles to voting proxies vary by country. As a result, TCW considers whether or not to vote an international proxy based on the particular facts and circumstances. However, when TCW believes that an issue to be voted is likely to affect the economic value of the portfolio securities, that its vote may influence the ultimate outcome of the contest, and that the benefits of voting the proxy exceed the expected costs, TCW will make every reasonable effort to vote such proxies.

Guidelines

The proxy voting decisions set forth below refer to proposals by company management except for the categories of “Shareholder Proposals” and “Social Issue Proposals.” The voting decisions in these latter two categories refer to proposals by outside shareholders.

Governance

•	For director nominees in uncontested elections

•	For management nominees in contested elections

•	For ratifying auditors, except against if the previous auditor was dismissed because of a disagreement with the company or if the non-audit services exceed 51% of fees

•	For changing the company name

•	For approving other business

•	For adjourning the meeting

•	For technical amendments to the charter and/or bylaws

•	For approving financial statements

Capital Structure

•	For increasing authorized common stock

•	For decreasing authorized common stock

•	For amending authorized common stock

•	For the issuance of common stock, except against if the issued common stock has superior voting rights

•	For approving the issuance or exercise of stock warrants

•	For authorizing preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For increasing authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

•	For decreasing authorized preferred stock

•	For canceling a class or series of preferred stock

•	For amending preferred stock

•	For issuing or converting preferred stock, except against if the shares have voting rights superior to those of other shareholders

•	For eliminating preemptive rights

•	For creating or restoring preemptive rights

•	Against authorizing dual or multiple classes of common stock

•	For eliminating authorized dual or multiple classes of common stock

•	For amending authorized dual or multiple classes of common stock

•	For increasing authorized shares of one or more classes of dual or multiple classes of common stock, except against if it will allow the company to issue additional shares with superior voting rights

•	For a stock repurchase program

•	For a stock split

•	For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers And Restructuring

•	For merging with or acquiring another company

•	For recapitalization

•	For restructuring the company

•	For bankruptcy restructurings

•	For liquidations

•	For reincorporating in a different state

•	For a leveraged buyout of the company

•	For spinning off certain company operations or divisions

•	For the sale of assets

•	Against eliminating cumulative voting

•	For adopting cumulative voting

Board of Directors

•	For limiting the liability of directors

•	For setting the board size

•	For allowing the directors to fill vacancies on the board without shareholder approval

•	Against giving the board the authority to set the size of the board as needed without shareholder approval

•	For a proposal regarding the removal of directors, except against if the proposal limits the removal of directors to cases where there is legal cause

•	For non-technical amendments to the company’s certificate of incorporation, except against if an amendment would have the effect of reducing shareholders’ rights

•	For non-technical amendments to the company’s by laws, except against if an amendment would have the effect of reducing shareholder’s rights

Anti-Takeover Provisions

•	Against a classified board

•	Against amending a classified board

•	For repealing a classified board

•	Against ratifying or adopting a shareholder rights plan (poison pill)

•	Against redeeming a shareholder rights plan (poison pill)

•	Against eliminating shareholders’ right to call a special meeting

•	Against limiting shareholders’ right to call a special meeting

•	For restoring shareholders’ right to call a special meeting

•	Against eliminating shareholders’ right to act by written consent

•	Against limiting shareholders’ right to act by written consent

•	For restoring shareholders’ right to act by written consent

•	Against establishing a supermajority vote provision to approve a merger or other business combination

•	For amending a supermajority vote provision to approve a merger or other business combination, except against if the amendment would increase the vote required to approve the transaction

•	For eliminating a supermajority vote provision to approve a merger or other business combination

•	Against adopting supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against amending supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	For eliminating supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions

•	Against expanding or clarifying the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid

•	Against establishing a fair price provision

•	Against amending a fair price provision

•	For repealing a fair price provision

•	For limiting the payment of greenmail

•	Against adopting advance notice requirements

•	For opting out of a state takeover statutory provision

•	Against opt into a state takeover statutory provision

Compensation

•

For adopting a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For amending a stock incentive plan for employees, except refer if the minimum potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•

For adding shares to a stock incentive plan for employees, except refer if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock

•	For limiting per-employee option awards

•	For extending the term of a stock incentive plan for employees

•	Refer on assuming stock incentive plans

•

For adopting a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•	For amending a stock incentive plan for non-employee directors, except refer if the minimum potential dilution from all plans, including the one proposed, is more than 10% of outstanding common equity

•

For adding shares to a stock incentive plan for non-employee directors, except refer if the plan dilution is more than 5% of outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For adopting an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For amending an employee stock purchase plan, except against if the proposal allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•	For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75% of the stock’s fair market value

•

For adopting a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan, except against if the amendment shortens the vesting requirements or lessens the performance requirements

•

For adding shares to a stock award plan, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•

For adopting a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For amending a stock award plan for non-employee directors, except refer if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.

•

For adding shares to a stock award plan for non-employee directors, except refer if the plan dilution is more than 5% of the outstanding common equity or if the minimum potential dilution from all plans, including the one proposed, is more than 10% of the outstanding common equity

•	For approving an annual bonus plan

•	For adopting a savings plan

•	For granting a one-time stock option or stock award, except refer if the plan dilution is more than 15% of the outstanding common equity

•	For adopting a deferred compensation plan

•	For approving a long-term bonus plan

•	For approving an employment agreement or contract

•	For amending a deferred compensation plan

•	For exchanging underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price)

•	For amending an annual bonus plan

•	For reapproving a stock option plan or bonus plan for purposes of OBRA

•	For amending a long-term bonus plan

Shareholder Proposals

•	For requiring shareholder ratification of auditors

•	Against requiring the auditors to attend the annual meeting

•	Against limiting consulting by auditors

•	Against requiring the rotation of auditors

•	Against restoring preemptive rights

•	For asking the company to study sales, spin-offs, or other strategic alternatives

•	For asking the board to adopt confidential voting and independent tabulation of the proxy ballots

•	Against asking the company to refrain from counting abstentions and broker non-votes in vote tabulations

•	Against eliminating the company’s discretion to vote unmarked proxy ballots.

•	For providing equal access to the proxy materials for shareholders

•	Against requiring a majority vote to elect directors

•	Against requiring the improvement of annual meeting reports

•	Against changing the annual meeting location

•	Against changing the annual meeting date

•	Against asking the board to include more women and minorities as directors.

•	Against seeking to increase board independence

•	Against limiting the period of time a director can serve by establishing a retirement or tenure policy

•	Against requiring minimum stock ownership by directors

•	Against providing for union or employee representatives on the board of directors

•	For increasing disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan

•	For increasing the independence of the nominating committee

•	For creating a nominating committee of the board

•	Against urging the creation of a shareholder committee

•	Against asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors

•	Against asking that a lead director be chosen from among the ranks of the non-employee directors

•	For adopting cumulative voting

•	Against requiring directors to place a statement of candidacy in the proxy statement

•	Against requiring the nomination of two director candidates for each open board seat

•	Against making directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect

•	For repealing a classified board

•	Against asking the board to redeem or to allow shareholders to vote on a poison pill shareholder rights plan

•	For eliminating supermajority provisions

•	For reducing supermajority provisions

•	Against repealing fair price provisions

•	For restoring shareholders’ right to call a special meeting

•	For restoring shareholders’ right to act by written consent

•	For limiting the board’s discretion to issue targeted share placements or requiring shareholder approval before such block placements can be made

•	For seeking to force the company to opt out of a state takeover statutory provision

•	Against reincorporating the company in another state

•	For limiting greenmail payments

•	Against advisory vote on compensation

•	Against restricting executive compensation

•	For enhance the disclosure of executive compensation

•	Against restricting director compensation

•	Against capping executive pay

•	Against calling for directors to be paid with company stock

•	Against calling for shareholder votes on executive pay

•	Against calling for the termination of director retirement plans

•	Against asking management to review, report on, and/or link executive compensation to non-financial criteria, particularly social criteria

•	Against seeking shareholder approval to reprice or replace underwater stock options

•	For banning or calling for a shareholder vote on future golden parachutes

•	Against seeking to award performance-based stock options

•	Against establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement

•	Against requesting that future executive compensation be determined without regard to any pension fund income

•	Against approving extra benefits under Supplemental Executive Retirement Plans (SERPs)

•	Against requiring option shares to be held

•	For creating a compensation committee

•

Against requiring that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues

•	For increasing the independence of the compensation committee

•	For increasing the independence of the audit committee

•	For increasing the independence of key committees

Social Issue Proposals

•	Against asking the company to develop or report on human rights policies

•	For asking the company to review its operations’ impact on local groups, except against if the proposal calls for action beyond reporting

•	Against asking the company to limit or end operations in Burma

•	For asking management to review operations in Burma

•	For asking management to certify that company operations are free of forced labor

•	Against asking management to implement and/or increase activity on each of the principles of the U.S. Business Principles for Human Rights of Workers in China.

•	Against asking management to develop social, economic, and ethical criteria that the company could use to determine the acceptability of military contracts and to govern the execution of the contracts

•	Against asking management to create a plan of converting the company’s facilities that are dependent on defense contracts toward production for commercial markets

•	Against asking management to report on the company’s government contracts for the development of ballistic missile defense technologies and related space systems

•	Against asking management to report on the company’s foreign military sales or foreign offset activities

•	Against asking management to limit or end nuclear weapons production

•	Against asking management to review nuclear weapons production

•	Against asking the company to establish shareholder-designated contribution programs

•	Against asking the company to limit or end charitable giving

•	For asking the company to increase disclosure of political spending and activities

•	Against asking the company to limit or end political spending

•	For requesting disclosure of company executives’ prior government service

•	Against requesting affirmation of political nonpartisanship

•	For asking management to report on or change tobacco product marketing practices, except against if the proposal calls for action beyond reporting

•	Against severing links with the tobacco industry

•	Against asking the company to review or reduce tobacco harm to health

•	For asking management to review or promote animal welfare, except against if the proposal calls for action beyond reporting

•	For asking the company to report or take action on pharmaceutical drug pricing or distribution, except against if the proposal asks for more than a report

•	Against asking the company to take action on embryo or fetal destruction

•	For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting

•

For asking the company to review its reliance on nuclear and fossil fuels, its development or use of solar and wind power, or its energy efficiency, except vote against if the proposal asks for more than a report.

•	Against asking management to endorse the Ceres principles

•

For asking the company to control generation of pollutants, except against if the proposal asks for action beyond reporting or if the company reports its omissions and plans to limit their future growth or if the company reports its omissions and plans to reduce them from established levels

•	For asking the company to report on its environmental impact or plans, except against if management has issued a written statement beyond the legal minimum

•

For asking management to report or take action on climate change, except against if management acknowledges a global warming threat and has issued company policy or if management has issued a statement and committed to targets and timetables or if the company is not a major emitter of greenhouse gases

•

For asking management to report on, label, or restrict sales of bioengineered products, except against if the proposal asks for action beyond reporting or calls for a moratorium on sales of bioengineered products

•	Against asking the company to preserve natural habitat

•	Against asking the company to review its developing country debt and lending criteria and to report to shareholders on its findings

•	Against requesting the company to assess the environmental, public health, human rights, labor rights, or other socioeconomic impacts of its credit decisions

•	For requesting reports and/or reviews of plans and/or policies on fair lending practices, except against if the proposal calls for action beyond reporting

•	Against asking the company to establish committees to consider issues related to facilities closure and relocation of work

•

For asking management to report on the company’s affirmative action policies and programs, including releasing its EEO-1 forms and providing statistical data on specific positions within the company, except against if the company releases its EEO-1 reports

•	Against asking management to drop sexual orientation from EEO policy

•	Against asking management to adopt a sexual orientation non-discrimination policy

•	For asking management to report on or review Mexican operations

•	Against asking management to adopt standards for Mexican operations

•	Against asking management to review or implement the MacBride principles

•	Against asking the company to encourage its contractors and franchisees to implement the MacBride principles

•

For asking management to report on or review its global labor practices or those of its contractors, except against if the company already reports publicly using a recognized standard or if the resolution asks for more than a report

•	Against asking management to adopt, implement, or enforce a global workplace code of conduct based on the International Labor Organization’s core labor conventions

•	For requesting reports on sustainability, except against if the company has already issued a report in GRI format

PART C — OTHER INFORMATION

Item 25.	Financial Statements and Exhibits

1.	Financial Statements

Report of Independent Auditors — To be filed by amendment.

Statement of Assets and Liabilities — To be filed by amendment.

Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, as amended (the “1940 Act”), will be filed with a pre-effective amendment to the Registration Statement.

2.	Exhibits

(a)

(1) Articles of Incorporation — Filed herewith.

(2) Articles of Amendment — Filed herewith.

(b) Bylaws — To be filed by amendment.

(c) Not applicable.

(d) To be filed by amendment.

(e) Dividend Reinvestment Plan of Registrant — To be filed by amendment.

(f) Not applicable.

(g) Form of Investment Management Agreement — To be filed by amendment.

(h)

(1) Form of Underwriting Agreement — To be filed by amendment.

(2) Form of Master Agreement among Underwriters — To be filed by amendment.

(3) Form of Master Selected Dealer Agreement — To be filed by amendment.

(i) Not applicable.

(j) Form of Custodian Agreement — To be filed by amendment.

(k)

(1) Form of Administration Agreement — To be filed by amendment.

(2) Form of Transfer Agency Agreement — To be filed by amendment.

(l) Opinion and Consent of Counsel — To be filed by amendment.

(m) Not applicable.

(n) Consent of Independent Auditors — To be filed by amendment.

(o) Not Applicable.

(p) To be filed by amendment.

(q) Not Applicable.

(r)

(1) Code of Ethics of Registrant — To be filed by amendment.

(2) Code of Ethics of TCW Investment Management Company — To be filed by amendment.

(3) Code of Ethics of Underwriter(s) — To be filed by amendment.

Item 26.	Marketing Arrangements

See Sections [            ] of Form of Underwriting Agreement to be filed by amendment as Exhibit (h)(1).

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth the expenses to be incurred in connection with the offering described in this Registration Statement:

Securities and Exchange Commission Fees	$	*
New York Stock Exchange Listing Fees	$	*
FINRA, Inc. Fees	$	*
Federal Taxes	$	*
State Taxes and Fees	$	*
Printing and Engraving Expenses	$	*
Legal Fees	$	*
Director Fees	$	*
Accounting Expenses	$	*
Miscellaneous Expenses	$	*
Total	$	*

*	To be filed by amendment.

Item 28.	Persons Controlled by or Under Common Control

None.

Item 29.	Number of Holders of Securities

Title of Class	Number of record holders
Common shares of beneficial interest, par value $0.001 per share	None

Item 30.	Indemnification

Article VIII of the Bylaws of the Registrant provides as follows:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

(i) every person who is, or has been, a director or officer of the Corporation shall be indemnified by the Corporation to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a director or officer and against all amounts paid or incurred by him in the settlement thereof;

(ii) the words ‘claim,’ ‘action,’ ‘suit,’ or ‘proceeding’ shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words ‘liability’ and ‘expense’ shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a director or officer:

(i) against any liability to the Corporation or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office;

(ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Corporation; and

(iii) in the event of a settlement of other disposition not involving a final adjudication as provided in paragraph (b)(ii) resulting in a payment by a director or officer, unless there has been a determination that such director or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

(A) by the court or other body approving the settlement or other disposition, or

(B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Non-Interested Directors acting on the matter (provided that a majority of the Non-Interested Directors then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such director or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Corporation other than directors and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Article VIII may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Article VIII provided that either:

(i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Corporation shall be insured against losses arising out of any such advances; or

(ii) a majority of the Non-Interested Directors acting on the matter (provided that a majority of the Non-Interested Directors act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Article VIII, a ‘Non-Interested Director’ is one who is not (i) an ‘Interested Person’ (within the meaning of that term under the Investment Company Act of 1940, as amended) of the Corporation (including anyone who has been exempted from being an ‘Interested Person’ by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.”

Directors and officers of the Fund are named as insured under a directors’ and officers’ errors and omissions insurance policy.

Item 31.	Business and Other Connections of Investment Adviser

In addition to the Fund, the Investment Adviser serves as investment adviser or subadviser to a number of open and closed-end management investment companies that are registered under the 1940 Act and to a number of foreign investment companies. The list required by this Item 31 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the Adviser and such officers and directors during the past two years, is incorporated by reference to Form ADV (SEC File No. 801-29075) filed by the Adviser pursuant to the Investment Advisers Act of 1940.

Item 32.	Location of Accounts and Records

Unless otherwise stated below, the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained in the physical possession of the Treasurer of the Registrant, TCW Commodity Strategy and Income Fund, Inc., 865 South Figueroa Street, Los Angeles, California 90017.

Rule	Location of Required Records
31a-1(b)(2)(c)	Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-1(b)(2)(d)	Investors Bank & Trust Company 200 Clarendon Street Boston, MA 02116

31a-1(b)(4)-(6)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

31a-1(b)(9)-(11)	TCW Investment Management Company 865 South Figueroa Street Los Angeles, CA 90017

Item 33.	Management Services

There is no management-related service contract under which services are provided to the Registrant which is not discussed in Part A of this form.

Item 34.	Undertakings

1.	The Registrant undertakes to suspend the Offer until the prospectus is amended if:

(1)	Subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement; or

(2)	The net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

2.	Not Applicable.

3.	Not Applicable.

4.	Not Applicable.

5.	The Registrant hereby undertakes that:

(1)	For the purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the 1933 Act (17 CFR 230.497(h)) shall be deemed to be part of this Registration Statement as of the time it was declared effective; and

(2)	For the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and in the State of California this 23rd day of May, 2008.

TCW Commodity Strategy and Income Fund, Inc.

By:	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 23rd day of May, 2008:

By:	/s/ Philip K. Holl
Philip K. Holl
Director

By:	/s/ William C. Sonneborn
William C. Sonneborn
President and Principal Executive Officer

By:	/s/ David S. DeVito
David S. DeVito
Treasurer and Principal Financial Accounting Officer

Exhibit List

Exhibit Number	Name of Exhibit
(a)(1)	Articles of Incorporation

(a)(2)	Articles of Amendment